USAA INCOME STRATEGY FUND
                   October 1, 1996   PROSPECTUS


USAA INCOME STRATEGY FUND (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

 WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high current return, with reduced risk over time, through an asset allocation strategy which emphasizes income and gives secondary emphasis to long-term growth of capital. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 15.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 17.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA INCOME STRATEGY FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated October 1, 1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                        TABLE OF CONTENTS

                                                                 PAGE
                           SUMMARY DATA
     Fees and Expenses. . . . . . . . . . . . . . . . . . . . . .   3
     Financial Highlights . . . . . . . . . . . . . . . . . . . .   4
     Performance Information. . . . . . . . . . . . . . . . . . .   5

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds. . . . . . . . . . . . .   6
     Using Mutual Funds in an Asset Allocation Program  . . . . .   7

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies. . . . . . . . . . . . . .   9

                     SHAREHOLDER INFORMATION
     Purchase of Shares . . . . . . . . . . . . . . . . . . . . .  15
     Redemption of Shares . . . . . . . . . . . . . . . . . . . .  17
     Conditions of Purchase and Redemption. . . . . . . . . . . .  18
     Exchanges. . . . . . . . . . . . . . . . . . . . . . . . . .  19
     Other Services . . . . . . . . . . . . . . . . . . . . . . .  20
     Share Price Calculation. . . . . . . . . . . . . . . . . . .  21
     Dividends, Distributions and Taxes . . . . . . . . . . . . .  22
     Management of the Trust. . . . . . . . . . . . . . . . . . .  23
     Description of Shares. . . . . . . . . . . . . . . . . . . .  24
     Service Providers. . . . . . . . . . . . . . . . . . . . . .  25
     Telephone Assistance Numbers . . . . . . . . . . . . . . . .  25




                        FEES AND EXPENSES

The following summary is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
------------------------------------------------------------------------------
Sales Load Imposed on Purchases                            None
Sales Load Imposed on Reinvested Dividends                 None
Deferred Sales Load                                        None
Redemption Fee*                                            None
Exchange Fee                                               None

Annual Fund Operating Expenses (AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA))
------------------------------------------------------------------------------
Management Fees, net of reimbursements                     .00%
12b-1 Fees                                                 None
Other Expenses, net of reimbursements (estimated)
    Transfer Agent Fees**                              .09%
    Custodian Fees                                     .52%
    All Other Expenses                                 .39%
                                                       ----
Total Other Expenses                                      1.00%
                                                          -----
Total Fund Operating Expenses, net of reimbursements      1.00%
                                                          =====
 -----------------------------------------------------------------------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.

     During the fiscal period ended May 31, 1996, the Manager voluntarily limited the annualized expenses of the Fund to 1.00% of its ANA and reimbursed the Fund for all expenses in excess of this limitation. The Management Fees, Other Expenses, and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Other Expenses are estimated for the Fund's first year of operations. Absent such reimbursements, the amount of the Management Fees, Other Expenses, and Total Fund Operating Expenses as a percentage of the Fund's ANA would have been .50%, 1.28%, and 1.78%, respectively. The Manager has voluntarily agreed to continue to limit the Fund's annual expenses until October 1, 1997, to 1.00% of its ANA and will reimburse the Fund for all expenses in excess of the limitation.

Example of Effect of Fund Expenses
------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

                 1 year - $ 10         3 years  -  $ 32

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout the nine-month period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the period ended May 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                                   NINE-MONTH
                                                  PERIOD ENDED
                                                  MAY 31, 1996*
                                                  -------------
Net asset value at
   beginning of period                             $  10.00
Net investment income                                   .39(b)
Net realized and
   unrealized gain                                     (.06)
Distributions from net
     investment income                                 (.22)
Distributions of realized
   capital gains                                       (.05)
                                                    -------
Net asset value at
   end of period                                   $  10.06
                                                   ========
Total return (%)**                                     3.23
Net assets at end of
   period (000)                                    $ 12,173
Ratio of expenses to
   average net assets (%)                              1.00(a)(c)
Ratio of net investment
   income to average net
   assets (%)                                          4.71(a)(c)
Portfolio turnover (%)                                78.60
Average commission rate
   paid per share                                  $  .0496
------------------------
      *   Fund commenced operations September 1, 1995.
     ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
    (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
    (b)   Calculated using weighted average shares.
    (c) The information contained in this table is based on actual expenses for the period, after giving effect to reimbursement of expenses by the Manager. Absent such reimbursement the Fund's ratios would have been:

                                                            NINE-MONTH
                                                           PERIOD ENDED
                                                           MAY 31, 1996*
                                                           -------------

Ratio of expenses to average net assets (%)                    1.78(a)
Ratio of net investment income to average net assets (%)       3.93(a)



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's total return or yield in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return and yield results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specific period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     The Fund may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized.
     Further information concerning the Fund's yield and total return is included in the SAI.



               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.



        USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I.  THE IDEA BEHIND ASSET ALLOCATION
If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't - it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.
     Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. And past performance doesn't necessarily guarantee future results. From these observations comes the idea of asset allocation.
     Asset allocation is a straightforward concept that involves dividing your money among several different types of investments - for example, stocks, bonds and short-term investments such as money market instruments - and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.
     Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II.  USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM
Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's much more of an active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time.

III.  USAA'S SERIES OF ASSET STRATEGY FUNDS
USAA's series of asset allocation funds, our Asset Strategy Funds, are designed for the long-term investor and are in line with the Manager's investment philosophy for its customers, specifically "don't try to time the market," and "buy and hold for the long-term." As shown on the next page, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.


Fund             Investment Objective                     Invests In
------------------------------------------------------------------------------
Income           Seek high current return, with           Bonds and stocks
Strategy         reduced risk over time, through an
Fund             asset allocation strategy which
                 emphasizes income and gives
                 secondary emphasis to long-term
                 growth of capital.
------------------------------------------------------------------------------
Growth and Tax   Seek a conservative balance between      Short- and long-term
Strategy Fund    income, the majority of which is         tax exempt bonds and
                 tax-exempt, and the potential for        basic value stocks
                 long-term growth of capital to
                 preserve purchasing power.  This
                 objective is to be achieved through
                 an asset allocation strategy.
------------------------------------------------------------------------------
Balanced         Seek high total return, with reduced     Stocks and bonds
Strategy         risk over time, through an asset
Fund             allocation strategy that seeks a
                 combination of long-term growth of
                 capital and current income.
------------------------------------------------------------------------------
Cornerstone      Achieve a positive inflation-adjusted    Foreign & basic
Strategy         rate of return and a reasonably stable   value stocks,
Fund             value of Fund shares.  This objective    government
                 is to be achieved through an asset       securities, real
                 allocation strategy.                     estate stocks and
                                                          gold stocks
------------------------------------------------------------------------------
Growth           Seek high total return, with reduced     Small & large cap
Strategy         risk over time, through an asset         stocks, bonds, and
Fund             allocation strategy which emphasizes     international
                 capital appreciation and gives           stocks
                 secondary emphasis to income.
------------------------------------------------------------------------------

An important feature of USAA's Asset Strategy Funds is the quarterly rebalancing of each portfolio. In this asset allocation technique, the Fund's Managers buy or sell securities each quarter so that the investment categories of each Fund are brought within their target ranges. For example, if a portfolio holds 65% of its securities in stocks, 30% in bonds, and 5% in money market instruments at the beginning of a quarter, then due to market returns holds 75% of its securities in stocks, 20% in bonds, and 5% in money market instruments at the end of a quarter, the Manager would rebalance the portfolio by reducing its holdings of stocks and increasing its holdings of bonds to return the portfolio's investments in stocks and bonds into the target ranges. See INVESTMENT OBJECTIVE AND POLICIES - INVESTMENT TECHNIQUES AND RISK FACTORS for further information the Fund's target ranges.

For more complete information about the other USAA Asset Strategy Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.



                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high current return, with reduced risk over time, through an asset allocation strategy which emphasizes income and gives secondary emphasis to long-term growth of capital.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Fund provides a professionally managed, diversified investment program within one mutual fund. The Manager seeks to attain the objective by investing the Fund's assets in each of the following investment categories within the indicated ranges:

                                    Percentage
                                   Target Range
Investment Category                of Net Assets
-------------------                -------------
Bonds                                  75-85%
Stocks                                 15-25%
Money Market Instruments                0-10%

     The target ranges may be revised by the Board of Trustees upon 60 days' prior written notice to shareholders. However, the Manager reserves the right, without shareholder notification, to revise the ranges on a temporary defensive basis when, in its opinion, such changes are believed to be in the best interest of the Fund and its shareholders.

     The ranges allow for a variance in each investment category. Should market action cause investment categories to move outside the ranges, the Manager will make adjustments to rebalance the portfolio. In general, the Manager will rebalance the portfolio at least once during each quarter to bring each category within its range. These portfolio adjustments may cause the Fund to sell securities in investment categories which have appreciated in value and to buy securities in investment categories which have depreciated in value. Such adjustments may also cause the Fund to incur a higher proportion of short-term capital gains than a fund that does not have a similar policy.

     As a temporary defensive measure, the Manager may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.
     Although the Fund's portfolio turnover rate is not expected to exceed 100%, it will not be a limiting factor when the Manager deems changes in the Fund's portfolio appropriate in view of its investment objective.

Characteristics and associated risks of each investment category are as follows:

Bonds - In this category, investments will consist of U.S. dollar-denominated securities selected for their high yields relative to the risk involved. Consistent with this policy, in periods of rising interest rates, a greater portion of the portfolio may be invested in securities the value of which is believed to be less sensitive to interest rate changes. Generally, the longer a bond's maturity, the higher the yield and the greater the price volatility due to increased interest rate risk.
     Investments in this category may consist of obligations of the U.S. Government, its agencies and instrumentalities; mortgage-backed securities; corporate debt securities such as notes and bonds;
obligations of state and local governments and their agencies and instrumentalities; asset-backed securities; master demand notes; eurodollar obligations; yankee obligations; and other debt securities.

     The debt securities in the Fund must be investment grade at the time of purchase. Investment grade securities are those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, those rated at least Baa by Moody's Investors Service, BBB by Standard & Poor's Ratings Group, BBB by Fitch Investors Service, or BBB by Duff and Phelps, or those judged to be of equivalent quality by the Manager if not rated. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.

     If the rating of a security is downgraded below investment grade, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Trustees, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of debt ratings, see APPENDIX A to the SAI.

Stocks - In this category, investments will consist primarily of dividend paying common stocks or securities convertible into common stocks or securities which carry the right to buy common stocks. Investments may also include foreign securities. For a discussion of the risks associated with investments in foreign issuers, see SPECIAL RISK CONSIDERATIONS.
     The Fund may also invest in U.S. Real Estate Investment Trusts (REITs). The Fund's investments in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. In addition, REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.

Money Market Instruments - In this category, investments will consist of high quality U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less effected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Mortgage-Backed and Asset-Backed Securities - The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.
     Mortgage-backed securities also include collateralized mortgage obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately.
CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.
     Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.
     The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Municipal Lease Obligations - The Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation. In evaluating a potential investment in a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Master Demand Notes - The Fund may invest in variable rate master demand notes (master demand notes). Master demand notes are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower.
These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, where master demand notes are not secured by bank letters of credit or other credit support arrangements, the Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund will continuously monitor the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. Master demand notes, as such, are not typically rated by credit rating agencies. The Fund will invest in master demand notes only if the Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Eurodollar and Yankee Obligations - The Fund may invest in Eurodollar and Yankee obligations. Eurodollar obligations are dollar-denominated instruments issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments issued by foreign issuers in the U.S. capital markets. While investments in Eurodollar and Yankee obligations are intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to credit and market risk. Sovereign risk includes local political or economic developments, potential nationalization, and withholding taxes on dividend or interest payments.
     In addition, the Fund may invest in Eurodollar and Yankee obligations of investment grade emerging market countries. An emerging market country can be considered to be a country which is in the initial stages of its industrial cycle. Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. In the past, markets of emerging market countries have been more volatile than the markets of developed countries. See SPECIAL RISK CONSIDERATIONS for a discussion of other risks associated with foreign investments.

Put Bonds - The Fund may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

Convertible Securities - The Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
     The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Liquidity - The Fund may not invest more than 15% of the market value of its net assets in securities which are illiquid or not readily marketable. Commercial paper and certain put bonds that are subject to restrictions on transfer, securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, and lease obligations may be determined to be liquid in accordance with guidelines established by the Board of Trustees.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) With respect to 75% of its total assets, the Fund may not purchase securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
     Act)) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

(2) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(3) The Fund may not concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

(4) The Fund may not lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - The Fund may purchase foreign securities in foreign or U.S. markets or it may purchase American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interests in securities of foreign issuers deposited with a depositary. Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return. The Fund values its securities and other assets in U.S. dollars.
     Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.



                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50


How to Purchase:
---------------

MAIL           *    To open an account, send your application and check to:
                         USAA Investment Management Company
                         9800 Fredericksburg Rd., San Antonio, TX  78288
               *    To add to your account, send your check and the "Invest by
                    Mail" stub that accompanies your fund's transaction
                    confirmation to the Transfer Agent:
                         USAA Shareholder Account Services
                         9800 Fredericksburg Rd., San Antonio, TX  78288
               *    To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *    To open an account, bring your application and check to:
                         USAA Investment Management Company
                         USAA Federal Savings Bank
                         10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *    Additional purchases on a regular basis can be
VIA                 deducted from a bank account, paycheck, income-producing
ELECTRONIC          investment or from a USAA money market account.  Sign up
FUNDS               for these services when opening an account or
TRANSFER            call 1-800-531-8448 to add these services.
(EFT)          *    Purchases through payroll deduction ($25 minimum each pay
                    period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *    To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                    Fund as follows:
                         State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                         Attn:  USAA Income Strategy Fund
                         USAA AC-69384998
                         Shareholder(s) Name(s)-----------------
                         Shareholder(s) Account Number-------------------

PHONE          *    If you have an existing USAA account and would like to open
1-800-531-8448      a new account or if you would like to exchange to another
                    USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *    To add to an account, intermittent (as-needed) purchases
                    can be deducted from your bank account through our Buy/Sell
                    Service.  Call for instructions.



                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,   *    Send your written instructions to:
FAX, OR             USAA Shareholder Account Services
TELEGRAPH           9800 Fredericksburg Rd., San Antonio, TX 78288
           *    Send a signed fax to 1-800-292-8177, or send a telegraph to
                USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE      *    Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.


Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed) redemptions
VIA EFT            can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation may be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.



                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.



                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.


* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
(1)  a reinvested dividend;
(2) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans; or
(3)  a redemption you make under the Systematic Withdrawal Plan.

     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.



                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
     For additional information, see VALUATION OF SECURITIES in the SAI.



                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders quarterly. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                     MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees are computed at one-half of one percent (.50%) of ANA. For the fiscal period ended May 31, 1996, the Manager waived the advisory fee for the Fund.

OPERATING EXPENSES
For the fiscal period ended May 31, 1996, the Manager limited total annualized operating expenses to 1.00% of the Fund's ANA. The Manager reimbursed the Fund $54,011 for expenses in excess of the limitation. The Manager has voluntarily agreed to continue to limit the Fund's annual expenses until October 1, 1997, to 1.00% of its ANA and will reimburse the Fund for all expenses in excess of the limitation.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Fund.

John W. Saunders, Jr., Senior Vice President of Fixed Income Investments since October 1985, is the asset allocation manager of the Fund and has managed the Bonds investment category since September 1995. Mr. Saunders has 27 years investment management experience and has worked for IMCO for 26 years. Mr. Saunders earned the Chartered Financial Analyst (CFA) designation in 1976 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial Analysts Society, Inc. (SAFAS). He holds a BS from Portland State University, Oregon.

R. David Ullom, Assistant Vice President of Equity Investments since September 1994, has managed the Stocks investment category since September 1995. Mr. Ullom has 21 years investment management experience and has worked for IMCO for ten years. Mr. Ullom earned the CFA designation in 1980 and also is a member of the AIMR and SAFAS. He holds an MBA from Washington University, Missouri and a BS from Oklahoma State University.

Pamela K. Bledsoe, Executive Director of Money Market Funds since June 1995, has managed the Money Market Instruments investment category since May 1996. Ms. Bledsoe has eight years investment management experience and has worked for IMCO for five years where she has held various positions in Fixed Income Investments. Ms. Bledsoe earned the CFA designation in 1992 and is a member of the AIMR and SAFAS. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.



                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par value. Eleven such portfolios have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.

     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting. As of June 30, 1996, USAA and its affiliates owned approximately 40.7% of the Fund's shares.

     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.




        TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777




                USAA GROWTH AND TAX STRATEGY FUND
                   October 1, 1996   PROSPECTUS


USAA GROWTH AND TAX STRATEGY FUND (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

                 WHAT IS THE INVESTMENT OBJECTIVE?
The Fund's investment objective is to seek a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power. This objective is to be achieved through an asset allocation strategy.
 Page 10.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 14.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 16.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA GROWTH AND TAX STRATEGY FUND ARE NOT DEPOSITS OR
OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated October 1, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        TABLE OF CONTENTS

                                                                  PAGE
                           SUMMARY DATA
     Fees and Expenses. . . . . . . . . . . . . . . . . . . . .      3
     Financial Highlights . . . . . . . . . . . . . . . . . . .      4
     Performance Information. . . . . . . . . . . . . . . . . .      6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds. . . . . . . . . . . .      7
     Using Mutual Funds in an Asset Allocation Program. . . . .      8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies. . . . . . . . . . . . .     10

                     SHAREHOLDER INFORMATION
     Purchase of Shares. . . . . . . . . . . . . . . . . . . . .    14
     Redemption of Shares. . . . . . . . . . . . . . . . . . . .    16
     Conditions of Purchase and Redemption . . . . . . . . . . .    17
     Exchanges . . . . . . . . . . . . . . . . . . . . . . . . .    18
     Other Services. . . . . . . . . . . . . . . . . . . . . . .    19
     Share Price Calculation . . . . . . . . . . . . . . . . . .    20
     Dividends, Distributions and Taxes. . . . . . . . . . . . .    20
     Management of the Trust . . . . . . . . . . . . . . . . . .    22
     Description of Shares . . . . . . . . . . . . . . . . . . .    23
     Service Providers . . . . . . . . . . . . . . . . . . . . .    24
     Telephone Assistance Numbers. . . . . . . . . . . . . . . .    24



                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended May 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                             None
Sales Load Imposed on Reinvested Dividends                  None
Deferred Sales Load                                         None
Redemption Fee*                                             None
Exchange Fee                                                None


Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees                                             .50%
12b-1 Fees                                                  None
Other Expenses
     Transfer Agent Fees**                               .17%
     Custodian Fees                                      .05%
     All Other Expenses                                  .10%
                                                         ----
Total Other Expenses                                        .32%
                                                            ----
Total Fund Operating Expenses                               .82%
                                                            ====
------------------------
      * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
     ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.




Example of Effect of Fund Expenses
-------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1    year    -   $    8
      3    years   -   $   26
      5    years   -   $   46
     10    years   -   $  101

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the eight-year period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended May 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.


                                                    EIGHT-MONTH
                                                    PERIOD ENDED   YEAR ENDED
                              YEAR ENDED MAY 31,      MAY 31,     SEPTEMBER 30,
                             1996           1995       1994          1993
                             ----           ----       ----          ----
Net asset value at
  beginning of period      $  12.82      $  12.32     $  13.00     $  12.00
Net investment income           .51           .49          .29          .46
Net realized and
  unrealized gain (loss)       1.32           .76         (.27)        1.01
Distributions from net
  investment income            (.51)         (.48)        (.33)        (.46)
Distributions of realized
  capital gains                (.03)         (.27)        (.37)        (.01)
                           --------      --------     --------     --------
Net asset value at
  end of period            $  14.11      $  12.82     $  12.32     $  13.00
                           ========      ========     ========     ========
Total return (%)**            14.61         10.73          .13        12.57

Net assets at end of
  period (000)             $160,390      $134,538     $128,077     $118,532
Ratio of expenses to
  average net assets (%)        .82           .80          .84(a)       .86
Ratio of net investment
  income to average net
  assets (%)                   3.79          4.02         3.56(a)      3.81
Portfolio turnover (%)       202.55(b)(c)  265.52(b)(c) 171.35(b)     98.83
Average commission rate
  paid per share           $  .0505
---------------------
  *  Fund commenced operations January 11, 1989.
 ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) The Fund may simultaneously purchase and sell the same securities. These transactions can be high in volume and dissimilar to other trade activity within the Fund. If these transactions were excluded from the calculation, the portfolio turnover rate would be as follows:

                                                                   EIGHT-MONTH
                                         YEAR ENDED MAY 31,       PERIOD ENDED
                                         1996          1995       MAY 31, 1994
                                         ----          ----       ------------
     Portfolio turnover (%)              61.98(c)      131.28(c)       93.56
     Purchases and sales of this type
       are as follows:
          Purchases (000)             $192,239       $234,367        $98,639
          Sales (000)                 $192,490       $234,669        $98,761

(c) Effective for 1995 and 1996, portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.



                        FINANCIAL HIGHLIGHTS CONT.





                                      YEAR ENDED SEPTEMBER 30,
                             1992         1991         1990        1989*
                             ----         ----         ----        -----
Net asset value at
  beginning of period     $  11.51     $  10.59     $  11.08     $  10.00
Net investment income          .48          .53          .52          .27
Net realized and
  unrealized gain (loss)       .50          .93         (.49)         .96
Distributions from net
  investment income           (.49)        (.54)        (.50)        (.15)
Distributions of realized
  capital gains                -            -           (.02)         -
                          --------     --------     --------     --------
Net asset value at
  end of period           $  12.00     $  11.51     $  10.59     $  11.08
                          ========     ========     ========     ========
Total return (%) **           8.74        14.19          .19        12.38
Net assets at end of
  period (000)            $ 82,840     $ 53,535     $ 37,599     $ 23,823
Ratio of expenses to
  average net assets(%)        .92         1.00(d)      1.00(d)      1.29(a)(d)
Ratio of net investment
  income to average net
  assets (%)                  4.31          4.91(d)     5.05(d)      4.90(a)(d)
Portfolio turnover (%)      106.83         81.22      105.78       119.76
------------------
(d) The information contained in this table is based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements the Fund's ratios would have been:

                                                   YEAR ENDED SEPTEMBER 30,
                                                  1991      1990       1989*
                                                  ----      ----       -----
Ratio of expenses to average net assets (%)       1.06      1.24       1.48(a)
Ratio of net investment income to average
  net assets (%)                                  4.85      4.81       4.71(a)



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's yield or total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return and yield results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     The Fund may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized.
     Further information concerning the Fund's yield and total return is included in the SAI.

               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                     USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*


      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


        USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I.  THE IDEA BEHIND ASSET ALLOCATION
If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't - it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.
     Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. And past performance doesn't necessarily guarantee future results. From these observations comes the idea of asset allocation.
     Asset allocation is a straightforward concept that involves dividing your money among several different types of investments - for example, stocks, bonds and short-term investments such as money market instruments - and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.
     Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II.  USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM
Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's much more of an active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time.

III.  USAA'S SERIES OF ASSET STRATEGY FUNDS
USAA's series of asset allocation funds, our Asset Strategy Funds, are designed for the long-term investor and are in line with the Manager's investment philosophy for its customers, specifically "don't try to time the market," and "buy and hold for the long-term." As shown on the next page, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.


Fund             Investment Objective                     Invests In
------------------------------------------------------------------------------
Income           Seek high current return, with           Bonds and stocks
Strategy         reduced risk over time, through an
Fund             asset allocation strategy which
                 emphasizes income and gives
                 secondary emphasis to long-term
                 growth of capital.
------------------------------------------------------------------------------
Growth and Tax   Seek a conservative balance between      Short- and long-term
Strategy Fund    income, the majority of which is         tax exempt bonds and
                 tax-exempt, and the potential for        basic value stocks
                 long-term growth of capital to
                 preserve purchasing power.  This
                 objective is to be achieved through
                 an asset allocation strategy.
------------------------------------------------------------------------------
Balanced         Seek high total return, with reduced     Stocks and bonds
Strategy         risk over time, through an asset
Fund             allocation strategy that seeks a
                 combination of long-term growth of
                 capital and current income.
------------------------------------------------------------------------------
Cornerstone      Achieve a positive inflation-adjusted    Foreign & basic
Strategy         rate of return and a reasonably stable   value stocks,
Fund             value of Fund shares.  This objective    government
                 is to be achieved through an asset       securities, real
                 allocation strategy.                     estate stocks and
                                                          gold stocks
------------------------------------------------------------------------------
Growth           Seek high total return, with reduced     Small & large cap
Strategy         risk over time, through an asset         stocks, bonds, and
Fund             allocation strategy which emphasizes     international
                 capital appreciation and gives           stocks
                 secondary emphasis to income.
------------------------------------------------------------------------------

An important feature of USAA's Asset Strategy Funds is the quarterly rebalancing of each portfolio. In this asset allocation technique, the Funds' Managers buy or sell securities each quarter so that the investment categories of each Fund are brought within their target ranges. For example, if a portfolio holds 65% of its securities in stocks, 30% in bonds, and 5% in money market instruments at the beginning of a quarter, then due to market returns holds 75% of its securities in stocks, 20% in bonds, and 5% in money market instruments at the end of a quarter, the Manager would rebalance the portfolio by reducing its holdings of stocks and increasing its holdings of bonds to return the portfolio's investments in stocks and bonds into the target ranges. See INVESTMENT OBJECTIVE AND POLICIES - INVESTMENT POLICIES AND TECHNIQUES for further information on the Fund's target ranges.

For more complete information about the other USAA Asset Strategy Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power. This objective is to be achieved through an asset allocation strategy.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES AND
TECHNIQUES
The Fund provides a professionally managed, diversified investment program within one mutual fund. The Manager seeks to attain the objective by allocating the Fund's assets in each of the following investment categories within the indicated ranges:
                                                Percentage
                                               Target Range
Investment Category                            of Net Assets
-------------------                            -------------
Short-Term Tax-Exempt Securities
     (Maturities two years or less)               20-40%
Long-Term Tax-Exempt Securities
     (Maturities ten years or more)               20-40%
Basic Value Stocks                                36-44%

     The target ranges may be revised by the Board of Trustees upon 60 days' prior written notice to shareholders. However, the Manager reserves the right, without shareholder notification, to revise the ranges on a temporary defensive basis when, in its opinion, such changes are believed to be in the best interest of the Fund and its shareholders.

     The ranges allow for a variance in each investment category. Should market action cause investment categories to move outside the ranges, the Manager will make adjustments to rebalance the portfolio. In general, the Manager will rebalance the portfolio at least once during each quarter to bring each category within its range. These portfolio adjustments may cause the Fund to sell securities in investment categories which have appreciated in value and to buy securities in investment categories which have depreciated in value. Such adjustments may also cause the Fund to incur a higher proportion of short-term capital gains than a fund that does not have a similar policy.

     The investment categories and their weightings have been specifically selected to provide investors with a diversified investment in a single mutual fund. Short- and long-term tax-exempt securities provide income exempt from federal income tax. The short-term category seeks to add stability of net asset value while the long-term category seeks higher income. The Basic Value Stocks have been selected for their potential to provide long-term capital growth.
     It is a fundamental policy of the Fund that during normal market conditions the Fund's assets will be invested so that at least 50% of the Fund's annual income will be exempt from federal personal income tax and excluded from the calculation of federal alternative minimum taxes for individual taxpayers.

Long-Term and Short-Term Tax-Exempt Securities - In general, interest rates for long-term tax-exempt securities have exceeded those for short-term tax-exempt securities. By investing in short-term tax-exempt securities (maturities of two years or less) and in long-term tax-exempt securities (maturities of ten years or longer), the Manager believes that price volatility will be lower than that of a portfolio of all long-term maturities. Portfolio yields will generally be lower under this investment policy than they would be in a portfolio comprised of all long-term maturities. The Manager believes that the trade-off in yield, if any, for expected lower volatility is in the best interest of shareholders.
     Tax-exempt securities include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately-operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income taxes.

     Under normal market conditions, the Manager will invest the combined assets of the Long-Term and Short-Term Tax-Exempt Securities categories so that at least 50% of the total market value of the tax-exempt securities is rated within the three highest long-term rating categories (at least A) by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch Investors Service, Inc. (Fitch), in the highest short-term rating category by Moody's, S&P, or Fitch, or, if a security is not rated by those rating agencies, it must be of equivalent investment quality as determined by the Manager. In no event will a security be purchased in the tax-exempt securities categories unless it is rated at least investment grade; i.e., rated by Moody's, S&P, or Fitch at least in the fourth highest rating category for long-term securities, in the second highest rating category for short-term securities, or, if not rated by those rating agencies, determined by the Manager to be of equivalent investment quality. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.

     If the rating of a security is downgraded, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Trustees, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of tax-exempt securities and their ratings, see APPENDIX A to the SAI.
     Within the Short-Term Tax-Exempt Securities investment category (maturities two years or less), the Fund may, on a temporary basis due to market or other conditions, invest in short-term securities which are not exempt from federal income tax. These securities may consist of obligations of the U.S. Government and its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.

Basic Value Stocks - Approximately 40% of the Fund's assets will be invested in common stocks for their long-term potential to increase in value. Within this category, investments will consist of common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks of U.S. companies which the Manager believes are undervalued in relation to such factors as the company's assets and current or prospective earnings. In most cases, these securities will be listed on the New York Stock Exchange (NYSE).
     The Basic Value Stocks category will include common stocks of companies with one or more of the following characteristics when purchased: (1) the price earnings ratio is lower than the price earnings ratio of the S&P 500;
(2) the price per share is lower than the book value per share; (3) the dividend yield is higher than the dividend yield of the S&P 500; or (4) the company has assets with a perceived market value in excess of book value.
Loss of these characteristics will not necessarily result in the sale of securities in this investment category. The Manager believes that these common stock investments in Basic Value Stocks will provide an investor in the Fund the potential for long-term increases in capital. Such potential does not generally exist in a portfolio which is invested totally in fixed income securities.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Put Bonds - The Fund may invest in tax-exempt securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. Under the Fund's portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

Zero Coupon Bonds - The Fund may invest in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, the Fund records as income the daily amortization of the purchase discount.

Municipal Lease Obligations - The Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation. In evaluating a potential investment in a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Liquidity - The Fund may not invest more than 15% of the market value of its total assets in securities which are illiquid or not readily marketable.
     Municipal Lease Obligations, Rule 144A Securities and certain put bonds that are subject to restrictions on transfer may be determined to be liquid in accordance with guidelines established by the Board of Trustees.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not invest more than 25% of its total assets in one industry.

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
     Act)) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the NYSE each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       Not Available



How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *    Additional purchases on a regular basis can be deducted
VIA                 from a bank account, paycheck, income-producing investment
ELECTRONIC          or from a USAA money market account.  Sign up for these
FUNDS               services when opening an account or call 1-800-531-8448 to
TRANSFER            add these services.
(EFT)          *    Purchases through payroll deduction ($25 minimum each pay
                    period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Growth and Tax Strategy Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.



                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.


                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.


* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
(1)  a reinvested dividend;
(2) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans; or
(3)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders quarterly. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Distributions to shareholders derived from tax-exempt interest received by the Fund will be excluded from a shareholder's gross income for federal income tax purposes, provided the Fund meets certain requirements. Tax-exempt interest from private activity bonds (for example, industrial development revenue bonds) issued after August 7, 1986, although otherwise exempt from federal tax, is treated as a tax preference item for purposes of the alternative minimum tax. For corporations, all tax-exempt interest will be considered in calculating the alternative minimum tax as part of the adjusted current earnings. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - The Fund will report annually to their shareholders the federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year including the portion of the dividends constituting interest on private activity bonds, and the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt securities, if any, held by the Fund during the preceding year.


                     MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at one-half of one percent (.50%) of ANA for the fiscal year ended May 31, 1996.

OPERATING EXPENSES
For the fiscal year ended May 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled .82%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Fund.

John W. Saunders, Jr., Senior Vice President of Fixed Income Investments since October 1985, has been the Fund's asset allocation manager since its inception in January 1989. He has 27 years investment management experience and has worked for IMCO for 26 years. Mr. Saunders earned the Chartered Financial Analyst (CFA) designation in 1976 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial Analysts Society, Inc. (SAFAS). He holds a BS from Portland State University, Oregon.

Harry W. Miller, Senior Vice President of Equity Investments since October 1987, has managed the Basic Value Stocks investment category since February 1995. Mr. Miller has 39 years of experience in investment management and has worked for IMCO for 22 years. Mr. Miller earned the CFA designation in 1968 and is a member of the AIMR and SAFAS. He holds an MBA from the University of Southern California and a BS from Rider University, New Jersey.

Kenneth E. Willmann, Vice President of Fixed Income Investments since December 1986, has managed the Long-Term Tax-Exempt Securities investment category since its inception in January 1989. He has 22 years investment management experience and has worked for IMCO for 19 years. Mr. Willmann earned the CFA designation in 1978 and is a member of the AIMR, SAFAS and the National Federation of Municipal Analysts (NFMA). He holds an MBA and a BA from the University of Texas.

Clifford A. Gladson, Assistant Vice President of Fixed Income Investments since November 1994, has managed the Short-Term Tax-Exempt investment category since April 1994. He has nine years investment management experience and has worked for IMCO for six years where he has held various positions in Fixed Income Investments. Mr. Gladson earned the CFA designation in 1990 and is a member of the AIMR, SAFAS and NFMA. He holds an MS from the University of Wisconsin, Milwaukee and a BS from Marquette University.


                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par value. Eleven such portfolios have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.
     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.




       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777





                   USAA BALANCED STRATEGY FUND
                   October 1, 1996   PROSPECTUS


USAA BALANCED STRATEGY FUND (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

 WHAT IS THE INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 15.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 17.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA BALANCED STRATEGY FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BECAUSE THIS FUND MAY INVEST IN FOREIGN SECURITIES, IT INVOLVES A HIGHER DEGREE OF RISK AND MAY NOT BE APPROPRIATE FOR SOME INVESTORS. SEE SPECIAL RISK CONSIDERATIONS, PAGE 14.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated October 1, 1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        TABLE OF CONTENTS

                                                                  PAGE
                           SUMMARY DATA
     Fees and Expenses . . . . . . . . . . . . . . . . . . . .       3
     Financial Highlights. . . . . . . . . . . . . . . . . . .       4
     Performance Information . . . . . . . . . . . . . . . . .       5

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds . . . . . . . . . . .       6
     Using Mutual Funds in an Asset Allocation Program . . . .       7

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies . . . . . . . . . . . .       9

                     SHAREHOLDER INFORMATION
     Purchase of Shares. . . . . . . . . . . . . . . . . . . .      15
     Redemption of Shares. . . . . . . . . . . . . . . . . . .      17
     Conditions of Purchase and Redemption . . . . . . . . . .      18
     Exchanges . . . . . . . . . . . . . . . . . . . . . . . .      19
     Other Services. . . . . . . . . . . . . . . . . . . . . .      20
     Share Price Calculation . . . . . . . . . . . . . . . . .      21
     Dividends, Distributions and Taxes. . . . . . . . . . . .      22
     Management of the Trust . . . . . . . . . . . . . . . . .      23
     Description of Shares . . . . . . . . . . . . . . . . . .      24
     Service Providers . . . . . . . . . . . . . . . . . . . .      25
     Telephone Assistance Numbers. . . . . . . . . . . . . . .      25



                        FEES AND EXPENSES

The following summary is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                         None
Sales Load Imposed on Reinvested Dividends              None
Deferred Sales Load                                     None
Redemption Fee*                                         None
Exchange Fee                                            None

Annual Fund Operating Expenses (AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA))
-------------------------------------------------------------------------------
Management Fees, net of reimbursements                   .00%
12b-1 Fees                                               None
Other Expenses, net of reimbursements (estimated)
    Transfer Agent Fees**                            .15%
    Custodian Fees                                   .44%
    All Other Expenses                               .66%
                                                     ----
Total Other Expenses                                     1.25%
                                                         -----
Total Fund Operating Expenses, net of reimbursements     1.25%
                                                         =====
------------------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.

     During the fiscal period ended May 31, 1996, the Manager voluntarily limited the annualized expenses of the Fund to 1.25% of its ANA and reimbursed the Fund for all expenses in excess of this limitation. The Management Fees, Other Expenses, and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Other Expenses are estimated for the Fund's first year of operations. Absent such reimbursements, the amount of the Management Fees, Other Expenses, and Total Fund Operating Expenses as a percentage of the Fund's ANA would have been .75%, 1.25%, and 2.00%, respectively. The Manager has voluntarily agreed to continue to limit the Fund's annual expenses until October 1, 1997, to 1.25% of its ANA and will reimburse the Fund for all expenses in excess of the limitation.

Example of Effect of Fund Expenses
-------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

           1 year -  $ 13        3 years -  $ 40

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout the nine-month period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the period ended May 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.


                                                 NINE-MONTH
                                                PERIOD ENDED
                                                MAY 31, 1996*
                                                -------------
Net asset value at
   beginning of period                             $  10.00
Net investment income                                   .26(b)
Net realized and
     unrealized gain                                    .37
Distributions from net
     investment income                                 (.14)
                                                   --------
Net asset value at
   end of period                                   $  10.49
                                                   ========
Total return (%)**                                     6.37
Net assets at end of
   period (000)                                    $ 19,258
Ratio of expenses to
   average net assets (%)                              1.25(a)(c)
Ratio of net investment
   income to average net
   assets (%)                                          3.31(a)(c)
Portfolio turnover (%)                                26.53
Average commission rate
   paid per share                                  $  .0489
---------------
      *   Fund commenced operations September 1, 1995.
     **   Assumes reinvestment of all dividend income during the period.
     (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
     (b)  Calculated using weighted average shares.
     (c) The information contained in this table is based on actual expenses for the period, after giving effect to reimbursement of expenses by the Manager. Absent such reimbursement the Fund's ratios would have been:

                                                          NINE-MONTH
                                                         PERIOD ENDED
                                                         MAY 31, 1996*
                                                         -------------

Ratio of expenses to average net assets (%)                  2.00(a)
Ratio of net investment income to average net assets (%)     2.56(a)


                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


        USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I.  THE IDEA BEHIND ASSET ALLOCATION
If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't - it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.
     Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. And past performance doesn't necessarily guarantee future results. From these observations comes the idea of asset allocation.
     Asset allocation is a straightforward concept that involves dividing your money among several different types of investments - for example, stocks, bonds and short-term investments such as money market instruments - and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.
     Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II.  USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM
Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's much more of an active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time.

III.  USAA'S SERIES OF ASSET STRATEGY FUNDS
USAA's series of asset allocation funds, our Asset Strategy Funds, are designed for the long-term investor and are in line with the Manager's investment philosophy for its customers, specifically "don't try to time the market," and "buy and hold for the long-term." As shown on the next page, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.



Fund             Investment Objective                     Invests In
------------------------------------------------------------------------------
Income           Seek high current return, with           Bonds and stocks
Strategy         reduced risk over time, through an
Fund             asset allocation strategy which
                 emphasizes income and gives
                 secondary emphasis to long-term
                 growth of capital.
------------------------------------------------------------------------------
Growth and Tax   Seek a conservative balance between      Short- and long-term
Strategy Fund    income, the majority of which is         tax exempt bonds and
                 tax-exempt, and the potential for        basic value stocks
                 long-term growth of capital to
                 preserve purchasing power.  This
                 objective is to be achieved through
                 an asset allocation strategy.
------------------------------------------------------------------------------
Balanced         Seek high total return, with reduced     Stocks and bonds
Strategy         risk over time, through an asset
Fund             allocation strategy that seeks a
                 combination of long-term growth of
                 capital and current income.
------------------------------------------------------------------------------
Cornerstone      Achieve a positive inflation-adjusted    Foreign & basic
Strategy         rate of return and a reasonably stable   value stocks,
Fund             value of Fund shares.  This objective    government
                 is to be achieved through an asset       securities, real
                 allocation strategy.                     estate stocks and
                                                          gold stocks
------------------------------------------------------------------------------
Growth           Seek high total return, with reduced     Small & large cap
Strategy         risk over time, through an asset         stocks, bonds, and
Fund             allocation strategy which emphasizes     international
                 capital appreciation and gives           stocks
                 secondary emphasis to income.
------------------------------------------------------------------------------


An important feature of USAA's Asset Strategy Funds is the quarterly rebalancing of each portfolio. In this asset allocation technique, the Funds' Managers buy or sell securities each quarter so that the investment categories of each Fund are brought within their target ranges. For example, if a portfolio holds 65% of its securities in stocks, 30% in bonds, and 5% in money market instruments at the beginning of a quarter, then due to market returns holds 75% of its securities in stocks, 20% in bonds, and 5% in money market instruments at the end of a quarter, the Manager would rebalance the portfolio by reducing its holdings of stocks and increasing its holdings of bonds to return the portfolio's investments in stocks and bonds into the target ranges. See INVESTMENT OBJECTIVE AND POLICIES - INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS for further information on the Fund's target ranges.

For more complete information about the other USAA Asset Strategy Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Fund provides a professionally managed, diversified investment program within one mutual fund. The Manager seeks to attain the objective by allocating the Fund's assets in each of the following investment categories within the indicated ranges:

                                      Percentage
                                     Target Range
Investment Category                  of Net Assets
-------------------                  -------------
Stocks                                  50-70%
Bonds                                   30-50%
Money Market Instruments                 0-10%

     The target ranges may be revised by the Board of Trustees upon 60 days' prior written notice to shareholders. However, the Manager reserves the right, without shareholder notification, to revise the ranges on a temporary defensive basis when, in its opinion, such changes are believed to be in the best interest of the Fund and its shareholders.
     The ranges allow for a variance in each investment category. Should market action cause investment categories to move outside the ranges, the Manager will make adjustments to rebalance the portfolio. In general, the Manager will rebalance the portfolio at least once during each quarter to bring each category within its range. These portfolio adjustments may cause the Fund to sell securities in investment categories which have appreciated in value and to buy securities in investment categories which have depreciated in value. Such adjustments may also cause the Fund to incur a higher proportion of short-term capital gains than a fund that does not have a similar policy.
     As a temporary defensive measure, the Manager may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.
     Although the Fund's portfolio turnover rate is not expected to exceed 100%, it will not be a limiting factor when the Manager deems changes in the Fund's portfolio appropriate in view of its investment objective.

Characteristics and associated risks of each investment category are as follows:

Stocks - In this category, investments will consist primarily of common stocks or securities convertible into common stocks or securities which carry the right to buy common stocks. Investments may also include foreign securities. For a discussion of the risks associated with investments in foreign issuers, see SPECIAL RISK CONSIDERATIONS.
     The Fund may also invest in U.S. Real Estate Investment Trusts (REITs). The Fund's investments in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. In addition, REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.

Bonds - In this category, investments will consist of U.S. dollar-denominated securities selected for their high yields relative to the risk involved. Consistent with this policy, in periods of rising interest rates, a greater portion of the portfolio may be invested in securities the value of which is believed to be less sensitive to interest rate changes.
     Investments in this category may consist of obligations of the U.S. Government, its agencies and instrumentalities; mortgage-backed securities; corporate debt securities such as notes and bonds; obligations of state and local governments and their agencies and instrumentalities; asset-backed securities; master demand notes; eurodollar obligations; yankee obligations; and other debt securities.

     The debt securities in the Fund must be investment grade at the time of purchase. Investment grade securities are those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, those rated at least Baa by Moody's Investors Service, BBB by Standard & Poor's Ratings Group, BBB by Fitch Investors Service, or BBB by Duff and Phelps, or those judged to be of equivalent quality by the Manager if not rated. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.

     If the rating of a security is downgraded below investment grade, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Trustees, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of debt ratings, see APPENDIX A to the SAI.

Money Market Instruments - In this category, investments will consist of high quality U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Convertible Securities - The Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
     The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Mortgage-Backed and Asset-Backed Securities - The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.
     Mortgage-backed securities also include collateralized mortgage obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.
     Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.
     The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Municipal Lease Obligations - The Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation. In evaluating a potential investment in a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Master Demand Notes - The Fund may invest in variable rate master demand notes (master demand notes). Master demand notes are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower.
These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, where master demand notes are not secured by bank letters of credit or other credit support arrangements, the Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund will continuously monitor the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. Master demand notes, as such, are not typically rated by credit rating agencies. The Fund will invest in master demand notes only if the Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Eurodollar and Yankee Obligations - The Fund may invest in Eurodollar and Yankee Obligations. Eurodollar obligations are dollar-denominated instruments issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments issued by foreign issuers in the U.S. capital markets. While investments in Eurodollar and Yankee obligations are intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to credit and market risk. Sovereign risk includes local political or economic developments, potential nationalization, and withholding taxes on dividend or interest payments.
     In addition, the Fund may invest in Eurodollar and Yankee obligations of investment-grade emerging market countries. An emerging market country can be considered to be a country which is in the initial stages of its industrial cycle. Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. In the past, markets of emerging market countries have been more volatile than the markets of developed countries. See SPECIAL RISK CONSIDERATIONS for a discussion of other risks associated with foreign investments.

Put Bonds - The Fund may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

Liquidity - The Fund may not invest more than 15% of the market value of its net assets in securities which are illiquid or not readily marketable. Commercial paper and certain put bonds that are subject to restrictions on transfer, securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, and lease obligations may be determined to be liquid in accordance with guidelines established by the Board of Trustees.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) With respect to 75% of its total assets, the Fund may not purchase securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
     Act)) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

(2) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(3) The Fund may not concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

(4) The Fund may not lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - The Fund may purchase foreign securities in foreign or U.S. markets or it may purchase American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interests in securities of foreign issuers deposited with a depositary. Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return. The Fund values its securities and other assets in U.S. dollars.
     Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50


How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest
                   by Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be
VIA                deducted from a bank account, paycheck, income-producing
ELECTRONIC         investment or from a USAA money market account.  Sign up
FUNDS              for these services when opening an account or call 1-800-
TRANSFER           531-8448 to add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Balanced Strategy Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases
                   can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.



                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.


Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed) redemptions
VIA EFT            can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation may be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.

                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
(1)  a reinvested dividend;
(2) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans; or
(3)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.



                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders quarterly. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                     MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees are computed at three-fourths of one percent (.75%) of ANA. This fee is higher than that charged to most other mutual funds, but in the opinion of the Manager is comparable to fees charged to other mutual funds with similar investment objectives and policies. For the fiscal period ended May 31, 1996, the Manager waived the advisory fee for the Fund.

OPERATING EXPENSES
For the fiscal period ended May 31, 1996, the Manager limited total annualized operating expenses to 1.25% of the Fund's ANA. The Manager reimbursed the Fund $66,536 for expenses in excess of the limitation. The Manager has voluntarily agreed to continue to limit the Fund's annual expenses until October 1, 1997, to 1.25% of its ANA and will reimburse the Fund for all expenses in excess of the limitation.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Fund.

R. David Ullom, Assistant Vice President of Equity Investments since September 1994, is the asset allocation manager for the Fund and has managed the Stocks investment category since September 1995. Mr. Ullom has 21 years investment management experience and has worked for IMCO for ten years. Mr. Ullom earned the Chartered Financial Analyst (CFA) designation in 1980 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial Analysts Society, Inc. (SAFAS). He holds an MBA from Washington University, Missouri and a BS from Oklahoma State University.

Paul H. Lundmark, Executive Director of Fixed Income Investments since November 1994, has managed the Bonds investment category since September 1995. Mr. Lundmark has 10 years investment management experience and has worked for IMCO for five years where he has held various positions in Fixed Income Investments. Mr. Lundmark earned the CFA designation in 1989 and also is a member of the AIMR and SAFAS. He holds an MBA and BSB from the University of Minnesota.

Pamela K. Bledsoe, Executive Director of Money Market Funds since June 1995 has managed the Money Market Instruments investment category since May 1996. Ms. Bledsoe has eight years investment management experience and has worked for IMCO for five years where she has held various positions in Fixed Income Investments. Ms. Bledsoe earned the CFA designation in 1992 and is a member of the AIMR and SAFAS. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.


                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par value. Eleven such portfolios have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.

     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting. As of June 30, 1996, USAA and its affiliates owned approximately 26.1% of the Fund's shares.

     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.





       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777





                  USAA CORNERSTONE STRATEGY FUND
                   October 1, 1996   PROSPECTUS



USAA CORNERSTONE STRATEGY FUND (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

 WHAT IS THE INVESTMENT OBJECTIVE?
The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital. This objective is to be achieved through an asset allocation strategy. Inflation is measured by the Consumer Price Index. Page 10.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 15.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 17.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA CORNERSTONE STRATEGY FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BECAUSE THIS FUND INVESTS IN FOREIGN SECURITIES, IT INVOLVES A HIGHER DEGREE OF RISK AND MAY NOT BE APPROPRIATE FOR SOME INVESTORS. SEE SPECIAL RISK CONSIDERATIONS, PAGE 14.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated October 1, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        TABLE OF CONTENTS

                                                                 PAGE
                           SUMMARY DATA
     Fees and Expenses. . . . . . . . . . . . . . . . . . .         3
     Financial Highlights . . . . . . . . . . . . . . . . .         4
     Performance Information. . . . . . . . . . . . . . . .         6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds. . . . . . . . . .         7
     Using Mutual Funds in an Asset Allocation Program. . .         8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies. . . . . . . . . . .        10

                     SHAREHOLDER INFORMATION
     Purchase of Shares . . . . . . . . . . . . . . . . . .        15
     Redemption of Shares . . . . . . . . . . . . . . . . .        17
     Conditions of Purchase and Redemption. . . . . . . . .        18
     Exchanges. . . . . . . . . . . . . . . . . . . . . . .        19
     Other Services . . . . . . . . . . . . . . . . . . . .        20
     Share Price Calculation. . . . . . . . . . . . . . . .        21
     Dividends, Distributions and Taxes . . . . . . . . . .        22
     Management of the Trust. . . . . . . . . . . . . . . .        23
     Description of Shares. . . . . . . . . . . . . . . . .        25
     Service Providers. . . . . . . . . . . . . . . . . . .        26
     Telephone Assistance Numbers . . . . . . . . . . . . .        26




                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended May 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases                      None
Sales Load Imposed on Reinvested Dividends           None
Deferred Sales Load                                  None
Redemption Fee*                                      None
Exchange Fee                                         None


Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees                                      .75%
12b-1 Fees                                           None
Other Expenses
     Transfer Agent Fees**                       .27%
     Custodian Fees                              .06%
     All Other Expenses                          .07%
                                                 ----
Total Other Expenses                                 .40%
                                                    -----
Total Fund Operating Expenses                       1.15%
                                                    =====
------------------------
      * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
     ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.



Example of Effect of Fund Expenses
-------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1    year    -  $   12
      3    years   -  $   37
      5    years   -  $   63
     10    years   -  $  140

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the ten-year period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended May 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                             EIGHT-MONTH
                                             PERIOD ENDED      YEAR ENDED
                          YEAR ENDED MAY 31,    MAY 31,       SEPTEMBER 30,
                           1996       1995       1994       1993       1992
                           ----       ----       ----       ----       ----
Net asset value at
  beginning of period    $ 22.63    $ 23.24    $ 23.43    $ 19.94    $ 18.62
Net investment income        .73        .68        .40        .60        .65
Net realized and
  unrealized gain (loss)    3.18        .67        .29       3.52       1.26
Distributions from net
  investment income         (.74)      (.58)      (.59)      (.63)      (.59)
Distributions of realized
  capital gains             (.33)     (1.38)      (.29)        -          -
                         -------    -------    -------    -------    -------
Net asset value at
  end of period          $ 25.47    $ 22.63    $ 23.24    $ 23.43    $ 19.94
                         =======    =======    =======    =======    =======
Total return (%)*          17.79       6.43       3.00      21.35      10.53
Net assets at end of
  period (000)        $1,035,844   $874,587   $814,869   $707,795   $567,212
Ratio of expenses to
  average net assets (%)    1.15       1.13       1.11(a)    1.18       1.18
Ratio of net investment
  income to average net
  assets (%)                3.06       3.16       2.68(a)    2.92       3.25
Portfolio turnover (%)     36.15      33.17      30.87      45.18      32.71
Average commission rate
  paid per share         $ .0039

----------------------
  * Assumes reinvestment of all dividend income and capital gain distributions during the period.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.


                     FINANCIAL HIGHLIGHTS cont.


                                        YEAR ENDED SEPTEMBER 30,
                           1991       1990       1989       1988       1987
                           ----       ----       ----       ----       ----
Net asset value at
  beginning of period    $ 17.19    $ 19.31    $ 16.71    $ 19.76    $ 14.49
Net investment income        .65        .63        .69        .59        .60
Net realized and
  unrealized gain (loss)    1.43      (2.04)      2.57      (3.26)      5.18
Distributions from net
  investment income         (.65)      (.71)      (.66)      (.36)      (.30)
Distributions of realized
  capital gains               -          -          -        (.02)      (.21)
                         -------    -------    -------    -------    -------
Net asset value at
  end of period          $ 18.62    $ 17.19    $ 19.31    $ 16.71    $ 19.76
                         =======    =======    =======    =======    =======
Total return (%)**         12.61      (7.64)     20.17     (13.39)     41.26
Net assets at end of
  period (000)          $580,088   $535,308   $522,031   $544,118   $822,748
Ratio of expenses to
  average net assets (%)    1.18       1.21       1.21       1.21       1.07
Ratio of net investment
  income to average net
  assets (%)                3.58       3.50       3.57       3.54       3.41
Portfolio turnover (%)     28.02      40.89      33.19      27.78      14.86



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*


      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.




        USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I.  THE IDEA BEHIND ASSET ALLOCATION
If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't - it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.
     Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. And past performance doesn't necessarily guarantee future results. From these observations comes the idea of asset allocation.
     Asset allocation is a straightforward concept that involves dividing your money among several different types of investments - for example, stocks, bonds and short-term investments such as money market instruments - and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.
     Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II. USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM
Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's much more of an active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time.

III.  USAA'S SERIES OF ASSET STRATEGY FUNDS
USAA's series of asset allocation funds, our Asset Strategy Funds, are designed for the long-term investor and are in line with the Manager's investment philosophy for its customers, specifically "don't try to time the market," and "buy and hold for the long-term." As shown on the next page, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.


Fund             Investment Objective                     Invests In
------------------------------------------------------------------------------
Income           Seek high current return, with           Bonds and stocks
Strategy         reduced risk over time, through an
Fund             asset allocation strategy which
                 emphasizes income and gives
                 secondary emphasis to long-term
                 growth of capital.
------------------------------------------------------------------------------
Growth and Tax   Seek a conservative balance between      Short- and long-term
Strategy Fund    income, the majority of which is         tax exempt bonds and
                 tax-exempt, and the potential for        basic value stocks
                 long-term growth of capital to
                 preserve purchasing power.  This
                 objective is to be achieved through
                 an asset allocation strategy.
------------------------------------------------------------------------------
Balanced         Seek high total return, with reduced     Stocks and bonds
Strategy         risk over time, through an asset
Fund             allocation strategy that seeks a
                 combination of long-term growth of
                 capital and current income.
------------------------------------------------------------------------------
Cornerstone      Achieve a positive inflation-adjusted    Foreign & basic
Strategy         rate of return and a reasonably stable   value stocks,
Fund             value of Fund shares.  This objective    government
                 is to be achieved through an asset       securities, real
                 allocation strategy.                     estate stocks and
                                                          gold stocks
------------------------------------------------------------------------------
Growth           Seek high total return, with reduced     Small & large cap
Strategy         risk over time, through an asset         stocks, bonds, and
Fund             allocation strategy which emphasizes     international
                 capital appreciation and gives           stocks
                 secondary emphasis to income.
------------------------------------------------------------------------------

An important feature of USAA's Asset Strategy Funds is the quarterly rebalancing of each portfolio. In this asset allocation technique, the Funds' Managers buy or sell securities each quarter so that the investment categories of each Fund are brought within their target ranges. For example, if a portfolio holds 65% of its securities in stocks, 30% in bonds, and 5% in money market instruments at the beginning of a quarter, then due to market returns holds 75% of its securities in stocks, 20% in bonds, and 5% in money market instruments at the end of a quarter, the Manager would rebalance the portfolio by reducing its holdings of stocks and increasing its holdings of bonds to return the portfolio's investments in stocks and bonds into the target ranges. See INVESTMENT OBJECTIVE AND POLICIES - INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS for further information on the Fund's target ranges.

For more complete information about the other USAA Asset Strategy Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital. This objective is to be achieved through an asset allocation strategy. Inflation is measured by the Consumer Price Index.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Fund provides a professionally managed diversified investment program within one mutual fund. The Manager seeks to attain the objective by allocating the Fund's assets in each of the following investment categories within the indicated ranges:

                                    Percentage
                                   Target Range
Investment Category                of Net Assets
-------------------                -------------
Basic Value Stocks                     22-28%
U.S. Government Securities             22-28%
Foreign Stocks                         22-28%
Real Estate Stocks                     22-28%
Gold Stocks                             0-10%

     The target ranges may be revised by the Board of Trustees upon 60 days' prior written notice to shareholders. However, the Manager reserves the right, without shareholder notification, to revise the ranges on a temporary defensive basis when, in its opinion, such changes are believed to be in the best interest of the Fund and its shareholders.

     The ranges allow for a variance in each investment category. Should market action cause investment categories to move outside the ranges, the Manager will make adjustments to rebalance the portfolio. In general, the Manager will rebalance the portfolio at least once during each quarter to bring each category within its range. These portfolio adjustments may cause the Fund to sell securities in investment categories which have appreciated in value and to buy securities in investment categories which have depreciated in value. Such adjustments may also cause the Fund to incur a higher proportion of short-term capital gains than a fund that does not have a similar policy.

     The Basic Value Stocks category was selected to provide appreciation during rising stock market conditions and to stabilize the value of the Fund during adverse market conditions. The U.S. Government Securities category was selected to provide safety of principal in periods of deflation. The Foreign Stocks category was selected to provide the potential for appreciation during periods of adverse economic and market conditions in the United States. The Real Estate and Gold Stocks categories were selected to provide a positive total return during inflationary periods.

Characteristics and associated risks of each investment category are as follows:

Basic Value Stocks - In this category, investments will consist of common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks of U.S. companies which the Manager believes are undervalued in relation to such factors as the company's assets and current or prospective earnings. In most cases, these securities will be listed on the New York Stock Exchange (NYSE).
     The Basic Value Stocks category will include common stocks of companies with one or more of the following characteristics when purchased: (1) the price earnings ratio is lower than the price earnings ratio of the S&P 500;
(2) the price per share is lower than the book value per share; (3) the dividend yield is higher than the dividend yield of the S&P 500; or (4) the company has assets with a perceived market value in excess of book value. Loss of these characteristics will not necessarily result in the sale of securities in this investment category.

U.S. Government Securities - In this category, investments will consist of securities, without specific maturity requirements or limits, issued or guaranteed as to both principal and interest by the U.S. Government or by its agencies or instrumentalities. Examples of these securities are Treasury bills, notes and bonds, and securities issued by the Federal Farm Credit Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Government National Mortgage Association.
     Within this investment category, the Fund may also invest in repurchase agreements collateralized by securities of the U.S. Government or by its agencies or instrumentalities.
     The U.S. Government Securities investment category is intended to provide both liquidity and interest income with limited risk. Changes in interest rates may affect the value of investments within this category. In periods of rising interest rates, fixed coupon securities will generally decline in market value. To minimize such changes in value, the Manager may shorten maturities in periods of rising interest rates, although there is no assurance that this action will totally protect principal from erosion. Conversely, the Manager may extend maturities in periods of declining interest rates to capitalize on the resulting impact on principal.

Foreign Stocks - In this category, investments will consist of common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks of foreign companies. A company is deemed to be a foreign company if:
(1)  it is organized under the laws of a foreign country; and either
(2) (a) the principal trading market for the stock is in a foreign country; or
     (b) at least 50% of its revenues or profits are derived from operations within a foreign country; or
     (c)  at least 50% of its assets are located within a foreign country.

     The Manager believes that international diversification may have a balancing impact with regard to investments in the United States. For a discussion of the risks associated with investments in foreign issuers, see SPECIAL RISK CONSIDERATIONS.

Real Estate Stocks - In this category, investments will consist of common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks of U.S. Real Estate Investment Trusts (REITs) and U.S. companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Manager will evaluate the nature of a company's real estate holdings in determining whether the Fund's investment in the company's common stock will be included in this category. The Fund's investments in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. In addition, REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification. The Fund will not acquire any direct ownership of real estate.
     The Manager believes that diversified investments linked to real estate are a good hedge during an inflationary environment.

Gold Stocks - In this category, at least 80% of the investments will consist of common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks of companies principally engaged in gold exploration, mining, or processing. The remaining investments in this category will consist of common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks of companies similarly engaged in other precious metals and minerals. Gold stocks have been selected for their perceived potential to increase in value during inflationary periods. For a discussion of risks associated with investments in this category, see SPECIAL RISK CONSIDERATIONS.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
     The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Liquidity - The Fund may not invest more than 15% of the market value of its total assets in securities which are illiquid or not readily marketable. Rule 144A Securities may be determined to be liquid in accordance with guidelines established by the Board of Trustees.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not invest more than 25% of its total assets in one industry. The Foreign Stocks, U.S. Government Securities, and Basic Value Stocks investment categories are not considered industries for this purpose.

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
     Act)) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).


SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - The Fund may purchase foreign securities in foreign or U.S. markets or it may purchase American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interest in securities of foreign issuers deposited with a depositary. Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return. The Fund values its securities and other assets in U.S. dollars.
     Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.
     A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. Investments in developing countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. Due to illiquidity and lack of hedging instruments, it is presently difficult or in some cases impossible to hedge the currency risk in these markets. In the past, markets of developing countries have been more volatile than the markets of developed countries.
     Political risk includes a greater potential for coup d'etats, insurrections and expropriation by governmental organizations. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union (also known as the CIS or the Commonwealth of Independent States). These countries were under communist systems which had nationalized private industry. There is no guarantee that nationalization may not occur again in this region or others in which the Fund invests, in which case the Fund may lose all or part of its investment in that country's issuers.

Volatility of Mining Stocks - Gold mining stocks involve additional risk because of gold's price volatility and the increased impact such volatility has on the profitability of gold mining companies. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of gold mining stocks to an investor's portfolio may reduce overall fluctuations in portfolio value.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the NYSE each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50


How to Purchase:

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Cornerstone Strategy Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases
                   can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.



                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC. How to Redeem:

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your
application.   The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.



Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.


                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
(1) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Automatic Purchase Plan, or Direct Purchase Service investment plans; or
(2)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.

                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
     For additional information, see VALUATION OF SECURITIES in the SAI.



                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders annually. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                        MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at three-fourths of one percent (.75%) of ANA for the fiscal year ended May 31, 1996. This fee is higher than that charged to most other mutual funds, but in the opinion of the Manager is comparable to fees charged to other mutual funds with similar investment objectives and policies.

OPERATING EXPENSES
For the fiscal year ended May 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled 1.15%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Fund.

Harry W. Miller, Senior Vice President of Equity Investments since October
1987, is the asset allocation manager for the Fund.   He has been the
portfolio manager for the Basic Value Stocks investment category since February 1995. Mr. Miller has 39 years of experience in investment management and has worked for IMCO for 22 years. Mr. Miller earned the Chartered Financial Analyst (CFA) designation in 1968 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial Analysts Society, Inc. (SAFAS). He holds an MBA from the University of Southern California and a BS from Rider University, New Jersey.

John W. Saunders, Jr., Senior Vice President of Fixed Income Investments since October 1985, has managed the U.S. Government Securities investment category since October 1985. Mr. Saunders has 27 years investment management experience and has worked for IMCO for 26 years. Mr. Saunders earned the CFA designation in 1976 and is a member of the AIMR and SAFAS. He holds a BS from Portland State University, Oregon.

David G. Peebles, Vice President of Equity Investments since February 1988, has managed the Foreign Stocks investment category since December 1994. He has 30 years investment management experience and has worked for IMCO 12 years. Mr. Peebles earned the CFA designation in 1971 and is a member of the AIMR, SAFAS and the International Society of Financial Analysts (ISFA). He holds an MBA and BS from Texas Christian University.

Effective October 1, 1996, Albert C. Sebastian and W. Travis Selmier, II, will co-manage the Foreign Stocks investment category with Mr. Peebles. Mr. Peebles, Vice President of Equity Investments, will coordinate the activities of the Managers.

Albert C. Sebastian, Assistant Vice President of Equity Investments since September 1996, has 12 years investment management experience and has worked for IMCO for five years where he has held various positions in Equity Investments. Mr. Sebastian earned the CFA designation in 1989 and is a member of the AIMR, SAFAS and ISFA. He holds an MBA from the University of Michigan and a BA from Holy Cross College, Massachusetts.

W. Travis Selmier, II, Assistant Vice President of Equity Investments since September 1996, has nine years investment management experience and has worked for IMCO for five years where he has held various positions in Equity Investments. Mr. Selmier earned the CFA designation in 1990 and is a member of the AIMR, SAFS and ISFA. He holds an MBA from Indiana University, a Certificate of Proficiency from Sophia University Japanese Language Institute, Japan and a BA from the University of California at Santa Barbara.

Mark W. Johnson, Assistant Vice President of Equity Investments since March 1995, has managed the Gold Stocks and Real Estate Stocks investment categories since January 1994. He has 22 years investment management experience and has worked for IMCO for eight years. Mr. Johnson earned the CFA designation in 1978 and is a member of the AIMR and SAFAS. He holds an MBA and a BBA from the University of Michigan.



                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par
value.   Eleven such portfolios have been established, one of which is
described in this Prospectus.   The Fund is classified as a diversified
investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.
     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional
shares) irrespective of the relative net asset value of the shares.   For
matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.





       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777



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                    USAA GROWTH STRATEGY FUND
                   October 1, 1996   PROSPECTUS


USAA GROWTH STRATEGY FUND (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

 WHAT IS THE INVESTMENT OBJECTIVE?
The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 16.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 18.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA GROWTH STRATEGY FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BECAUSE THIS FUND INVESTS IN FOREIGN SECURITIES, IT INVOLVES A HIGHER DEGREE OF RISK AND MAY NOT BE APPROPRIATE FOR SOME INVESTORS. SEE SPECIAL RISK CONSIDERATIONS, PAGE 15.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or theFund's Statement of Additional Information (SAI), dated October 1, 1996. TheSAI has been filed with the Securities and Exchange Commission
(SEC) and isincorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        TABLE OF CONTENTS

                                                               PAGE
                           SUMMARY DATA
     Fees and Expenses. . . . . . . . . . . . . . . . . . . .     3
     Financial Highlights . . . . . . . . . . . . . . . . . .     4
     Performance Information. . . . . . . . . . . . . . . . .     5

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds. . . . . . . . . . .     6
     Using Mutual Funds in an Asset Allocation Program. . . .     7

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies. . . . . . . . . . . .     9

                     SHAREHOLDER INFORMATION
     Purchase of Shares . . . . . . . . . . . . . . . . . . .    16
     Redemption of Shares . . . . . . . . . . . . . . . . . .    18
     Conditions of Purchase and Redemption. . . . . . . . . .    19
     Exchanges. . . . . . . . . . . . . . . . . . . . . . . .    20
     Other Services . . . . . . . . . . . . . . . . . . . . .    21
     Share Price Calculation. . . . . . . . . . . . . . . . .    22
     Dividends, Distributions and Taxes . . . . . . . . . . .    23
     Management of the Trust. . . . . . . . . . . . . . . . .    24
     Description of Shares. . . . . . . . . . . . . . . . . .    26
     Service Providers. . . . . . . . . . . . . . . . . . . .    27
     Telephone Assistance Numbers . . . . . . . . . . . . . .    27



                        FEES AND EXPENSES

The following summary is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                             None
Sales Load Imposed on Reinvested Dividends                  None
Deferred Sales Load                                         None
Redemption Fee*                                             None
Exchange Fee                                                None

Annual Fund Operating Expenses (AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA))
-------------------------------------------------------------------------------
Management Fees                                            .75%
12b-1 Fees                                                 None
Other Expenses (estimated)
    Transfer Agent Fees**                            .23%
    Custodian Fees                                   .31%
    All Other Expenses                               .37%
                                                     ----
Total Other Expenses                                       .91%
                                                           ----
Total Fund Operating Expenses                             1.66%
                                                          =====
------------------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.

Other Expenses are estimated for the Fund's first year of operations.


Example of Effect of Fund Expenses
-------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

                1  year  -  $  17       3  years  -  $  52


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout the nine-month period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the period ended May 31, 1996, and the auditors'
report thereon, that appear in the Fund's Annual Report.   Further performance
information is contained in the Annual Report and is available upon request without charge.

                                           NINE-MONTH
                                          PERIOD ENDED
                                          May 31, 1996*
                                          -------------
Net asset value at
   beginning of period                     $  10.00
Net investment income                           .11
Net realized and
   unrealized gain                             2.66
Distributions from net
     investment income                        (.03)
                                           --------
Net asset value at
   end of period                           $  12.74
                                           ========
Total return (%)**                            27.76
Net assets at end of
   period (000)                            $ 87,188
Ratio of expenses to
   average net assets (%)                      1.66(a)
Ratio of net investment
   income to average net
   assets (%)                                  1.34(a)
Portfolio turnover (%)                        40.21
Average commission rate
   paid per share                          $  .0072
-----------------------
   * Fund commenced operations September 1, 1995.
  ** Assumes reinvestment of all dividend income during the period.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*



      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.



        USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

I.  THE IDEA BEHIND ASSET ALLOCATION
If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't - it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.
     Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. And past performance doesn't necessarily guarantee future results. From these observations comes the idea of asset allocation.
     Asset allocation is a straightforward concept that involves dividing your money among several different types of investments - for example, stocks, bonds and short-term investments such as money market instruments - and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.
     Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

II.  USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM
Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's much more of an active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time.

III.  USAA'S SERIES OF ASSET STRATEGY FUNDS
USAA's series of asset allocation funds, our Asset Strategy Funds, are designed for the long-term investor and are in line with the Manager's investment philosophy for its customers, specifically "don't try to time the market," and "buy and hold for the long-term." As shown on the next page, each of USAA's Asset Strategy Funds has its own different mix of assets and objectives.


Fund             Investment Objective                     Invests In
------------------------------------------------------------------------------
Income           Seek high current return, with           Bonds and stocks
Strategy         reduced risk over time, through an
Fund             asset allocation strategy which
                 emphasizes income and gives
                 secondary emphasis to long-term
                 growth of capital.
------------------------------------------------------------------------------
Growth and Tax   Seek a conservative balance between      Short- and long-term
Strategy Fund    income, the majority of which is         tax exempt bonds and
                 tax-exempt, and the potential for        basic value stocks
                 long-term growth of capital to
                 preserve purchasing power.  This
                 objective is to be achieved through
                 an asset allocation strategy.
------------------------------------------------------------------------------
Balanced         Seek high total return, with reduced     Stocks and bonds
Strategy         risk over time, through an asset
Fund             allocation strategy that seeks a
                 combination of long-term growth of
                 capital and current income.
------------------------------------------------------------------------------
Cornerstone      Achieve a positive inflation-adjusted    Foreign & basic
Strategy         rate of return and a reasonably stable   value stocks,
Fund             value of Fund shares.  This objective    government
                 is to be achieved through an asset       securities, real
                 allocation strategy.                     estate stocks and
                                                          gold stocks
------------------------------------------------------------------------------
Growth           Seek high total return, with reduced     Small & large cap
Strategy         risk over time, through an asset         stocks, bonds, and
Fund             allocation strategy which emphasizes     international
                 capital appreciation and gives           stocks
                 secondary emphasis to income.
------------------------------------------------------------------------------

An important feature of USAA's Asset Strategy Funds is the quarterly rebalancing of each portfolio. In this asset allocation technique, the Funds' Managers buy or sell securities each quarter so that the investment categories of each Fund are brought within their target ranges. For example, if a portfolio holds 65% of its securities in stocks, 30% in bonds, and 5% in money market instruments at the beginning of a quarter, then due to market returns holds 75% of its securities in stocks, 20% in bonds, and 5% in money market instruments at the end of a quarter, the Manager would rebalance the portfolio by reducing its holdings of stocks and increasing its holdings of bonds to return the portfolio's investments in stocks and bonds into the target ranges. See INVESTMENT OBJECTIVE AND POLICIES - INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS for further information on the Fund's target ranges.

For more complete information about the other USAA Asset Strategy Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Fund provides a professionally managed, diversified investment program within one mutual fund. The Manager seeks to attain the objective by allocating the Fund's assets in each of the following investment categories within the indicated ranges:
                                     Percentage
                                    Target Range
Investment Category                 of Net Assets
-------------------                 -------------
Large Cap Stocks                        25-35%
Small Cap Stocks                        25-35%
International Stocks                    15-25%
Bonds                                   15-25%
Money Market Instruments                 0-10%

     The target ranges may be revised by the Board of Trustees upon 60 days' prior written notice to shareholders. However, the Manager reserves the right, without shareholder notification, to revise the ranges on a temporary defensive basis when, in its opinion, such changes are believed to be in the best interest of the Fund and its shareholders.

     The ranges allow for a variance in each investment category. Should market action cause investment categories to move outside the ranges, the Manager will make adjustments to rebalance the portfolio. In general, the Manager will rebalance the portfolio at least once during each quarter to bring each category within its range. These portfolio adjustments may cause the Fund to sell securities in investment categories which have appreciated in value and to buy securities in investment categories which have depreciated in value. Such adjustments may also cause the Fund to incur a higher proportion of short-term capital gains than a fund that does not have a similar policy.

     As a temporary defensive measure, the Manager may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.
     Although the Fund's portfolio turnover rate is not expected to exceed 100%, it will not be a limiting factor when the Manager deems changes in the Fund's portfolio appropriate in view of its investment objective.

Characteristics and associated risks of each investment category are as follows:

Large Cap Stocks - In this category, investments will consist of common stocks of companies that have market capitalizations of $1 billion or more, at the time the stocks were originally purchased. Investments may also include securities convertible into common stocks or securities which carry the right to buy common stocks.
     The Fund may hold or purchase more of a security of a company whose market capitalization has declined below $1 billion. Ordinarily, such a security will continue to be treated as a Large Cap Stock, although the Manager may, in its discretion, reclassify such a security as a Small Cap Stock or limit the Fund's holdings in such securities if this action is determined to be in the best interest of the Fund.

Small Cap Stocks - In this category, investments will consist of common stocks of companies that have market capitalizations of less than $1 billion, at the time the stocks were originally purchased. Investments may also include securities convertible into common stocks or securities which carry the right to buy common stocks.
     The Fund may hold or purchase more of a security of a company whose market capitalization has increased above $1 billion. Ordinarily, such a security will continue to be treated as a Small Cap Stock, although the Manager may, in its discretion, reclassify such a security as a Large Cap Stock or limit the Fund's holdings in such securities if this action is determined to be in the best interest of the Fund.

     Investing in smaller companies, especially those that have a narrow product line or are thinly traded, often involves greater risk than investing in established companies with proven track records. These securities may be subject to more price volatility than securities of larger companies.

International Stocks - In this category, investments will consist of common stocks or securities which are convertible into or which carry the right to buy common stocks of foreign companies. A company is deemed to be a foreign company if:
(1)  it is organized under the laws of a foreign country; and either
(2)  (a)  the principal   trading market for the stock is in a foreign
          country; or
     (b) at least 50% of its revenues or profits are derived from operations within a foreign country; or
     (c)  at least 50% of its assets are located within a foreign country.

     The Manager believes that international diversification may have a balancing impact with regard to investments in the United States. For a discussion of the risks associated with investments in foreign issuers, see SPECIAL RISK CONSIDERATIONS.

Bonds - In this category, investments will consist of U.S. dollar-denominated securities selected for their high yields relative to the risk involved. Consistent with this policy, in periods of rising interest rates, a greater portion of the portfolio may be invested in securities the value of which is believed to be less sensitive to interest rate changes.
     Investments in this category may consist of obligations of the U.S. Government, its agencies and instrumentalities; mortgage-backed securities; corporate debt securities such as notes and bonds; obligations of state and local governments and their agencies and instrumentalities; asset-backed securities; master demand notes; eurodollar obligations; yankee obligations; and other debt securities.
     The debt securities in the Fund must be investment grade at the time of purchase. Investment grade securities are those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, those rated at least Baa by Moody's Investors Service, BBB by Standard & Poor's Ratings Group, BBB by Fitch Investors Service, or BBB by Duff and Phelps, or those judged to be of equivalent quality by the Manager if not rated. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.
     If the rating of a security is downgraded below investment grade, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio.
Unless otherwise directed by the Board of Trustees, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of debt ratings, see APPENDIX A to the SAI.

Money Market Instruments - In this category, investments will consist of high quality U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Convertible Securities - The Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
     The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Mortgage-Backed and Asset-Backed Securities - The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.
     Mortgage-backed securities also include collateralized mortgage obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.
     Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.
     The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Municipal Lease Obligations - The Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation. In evaluating a potential investment in a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Master Demand Notes - The Fund may invest in variable rate master demand notes (master demand notes). Master demand notes are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower.
These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, where master demand notes are not secured by bank letters of credit or other credit support arrangements, the Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund will continuously monitor the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. Master demand notes, as such, are not typically rated by credit rating agencies. The Fund will invest in master demand notes only if the Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Eurodollar and Yankee Obligations - The Fund may invest in Eurodollar and Yankee obligations. Eurodollar obligations are dollar-denominated instruments issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments issued by foreign issuers in the U.S. capital markets. While investments in Eurodollar and Yankee obligations are intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to credit and market risk. Sovereign risk includes local political or economic developments, potential nationalization, and withholding taxes on dividend or interest payments.
     In addition, the Fund may invest in Eurodollar and Yankee obligations of investment grade emerging market countries. See SPECIAL RISK CONSIDERATIONS for a discussion of other risks associated with foreign investments.

Put Bonds - The Fund may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

Liquidity - The Fund may not invest more than 15% of the market value of its net assets in securities which are illiquid or not readily marketable. Commercial paper and certain put bonds that are subject to restrictions on transfer, securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, and lease obligations may be determined to be liquid in accordance with guidelines established by the Board of Trustees.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) With respect to 75% of its total assets, the Fund may not purchase securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
     Act)) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

(2) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(3) The Fund may not concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

(4) The Fund may not lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - The Fund may purchase foreign securities in foreign or U.S. markets or it may purchase American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interests in securities of foreign issuers deposited with a depositary. Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return. The Fund values its securities and other assets in U.S. dollars.
     Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.
     A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. Investments in developing countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. Due to illiquidity and lack of hedging instruments, it is presently difficult or in some cases impossible to hedge the currency risk in these markets. In the past, markets of developing countries have been more volatile than the markets of developed countries.
     Political risk includes a greater potential for coup d'etats, insurrections and expropriation by governmental organizations. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union (also known as the CIS or the Commonwealth of Independent States). These countries were under communist systems which had nationalized private industry. There is no guarantee that nationalization may not occur again in this region or others in which the Fund invests, in which case the Fund may lose all or part of its investment in that country's issuers.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50


How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                       9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Growth Strategy Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448      a new account or if you would like to exchange to another
                    USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *    To add to an account, intermittent (as-needed) purchases
                    can be deducted from your bank account through our Buy/Sell
                    Service.  Call for instructions.



                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.


Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation may be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.

                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.


* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
(1) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Automatic Purchase Plan, or Direct Purchase Service investment plans; or
(2)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders annually. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                     MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at three-fourths of one percent (.75%) of ANA for the fiscal period ended May 31, 1996. This fee is higher than that charged to most other mutual funds, but in the opinion of the Manager is comparable to fees charged to other mutual funds with similar investment objectives and policies.



OPERATING EXPENSES
For the fiscal period ended May 31, 1996, the total annualized operating expenses for the Fund as a percentage of the Fund's ANA equaled 1.66%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Fund.

David G. Parsons, Assistant Vice President of Equity Investments since March 1995, is the asset allocation manager of the Fund and has managed the Large Cap Stocks investment category since September 1995. Mr. Parsons has 13 years investment management experience working for IMCO where he has held various positions in Equity Investments. Mr. Parsons earned the Chartered Financial Analyst (CFA) designation in 1986 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial Analysts Society, Inc. (SAFAS). He holds an MBA from the University of Texas, an MA from Southern Illinois University and a BA from Austin College, Texas.



John K. Cabell, Jr. and Eric M. Efron, Assistant Vice Presidents of Equity Investments since September 1996, have managed the Small Cap Stocks investment category since September 1995. Mr. Cabell has 18 years investment management experience and has worked seven years as a Senior Securities Analyst in Equity Investments for IMCO. His business experience during the past five years also included the following positions: Chief Economist for Retirement Systems of Alabama from March 1991 to March 1994 and Senior Investment Analyst for Seidler Amdec from October 1990 to February 1991. Mr. Cabell earned the CFA designation in 1982 and is a member of the AIMR and SAFAS. He holds an MA and BS from the University of Alabama.

Mr. Efron has 21 years investment management experience and has worked four years as a Senior Securities Analyst in Equity Investments for IMCO. Prior to joining IMCO, he held various investment positions with C&S/Sovran Bank of Atlanta, Georgia from September 1984 to December 1991. Mr. Efron earned the CFA designation in 1983 and is also a member of the AIMR and SAFAS. He holds an MBA from New York University, an MA from the University of Michigan, and a BA from Oberlin College, Ohio.

Albert C. Sebastian, Assistant Vice President of Equity Investments since September 1996, has managed the International Stocks investment category since September 1995. Mr. Sebastian has 12 years investment management experience and has worked five years for IMCO where he has held various positions in Equity Investments. Mr. Sebastian earned the CFA designation in 1989 and is a member of the AIMR, SAFAS and the International Society of Financial Analysts
(ISFA). He holds an MBA from the University of Michigan and a BA from Holy Cross College, Massachusetts.

Effective October 1, 1996, David G. Peebles and W. Travis Selmier, II, will co-manage the International Stocks investment category with Mr. Sebastian. Mr. Sebastian, Assistant Vice President of Equity Investments, will coordinate the activities of the Managers.

David G. Peebles, Vice President of Equity Investments since February 1988, has 30 years investment management experience and has worked for IMCO for 12 years Mr. Peebles earned the CFA designation in 1971 and is a member of the AIMR, SAFAS and ISFA. He holds an MBA and a BS from Texas Christian University.

W. Travis Selmier, II, Assistant Vice President of Equity Investments since September 1996, has nine years investment management experience and has worked for IMCO for five years where he has held various positions in Equity Investments. Mr. Selmier earned the CFA designation in 1990 and is a member of the AIMR, SAFAS and ISFA. He holds an MBA from Indiana University, a Certificate of Proficiency from Sophia University Japanese Language Institute, Japan and a BA from the University of California at Santa Barbara.

Paul H. Lundmark, Executive Director of Fixed Income Investments since November 1994, has managed the Bonds investment category since September 1995. Mr. Lundmark has ten years investment management experience and has worked for IMCO for five years where he has held various positions in Fixed Income Investments. Mr. Lundmark earned the CFA designation in 1989 and is a member of the AIMR and SAFAS. He holds an MBA and BSB from the University of Minnesota.

Pamela K. Bledsoe, Executive Director of Money Market Funds since June 1995, has managed the Money Market Instruments investment category since May of 1996. Ms. Bledsoe has eight years investment management experience and has worked for IMCO for five years where she has held various positions in Fixed Income Investments. Ms. Bledsoe earned the CFA designation in 1992 and is a member of the AIMR and SAFAS. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.


                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par value. Eleven such portfolios have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.
     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders
of that portfolio is required.   Shareholders holding an aggregate of at least
10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.




       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777






             [THIS PAGE LEFT BLANK INTENTIONALLY]




                    USAA EMERGING MARKETS FUND
                   October 1, 1996   PROSPECTUS


USAA EMERGING MARKETS FUND (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

 WHAT IS THE INVESTMENT OBJECTIVE?
The Fund's investment objective is capital appreciation.  Page 8.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 13.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 15.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA EMERGING MARKETS FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BECAUSE THIS FUND INVESTS IN FOREIGN SECURITIES, IT INVOLVES A HIGHER DEGREE OF RISK AND MAY NOT BE APPROPRIATE FOR SOME INVESTORS. SEE SPECIAL RISK CONSIDERATIONS, PAGE 11.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated October 1, 1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                        TABLE OF CONTENTS

                                                            PAGE
                           SUMMARY DATA
     Fees and Expenses . . . . . . . . . . . . . . . . . .     3
     Financial Highlights. . . . . . . . . . . . . . . . .     4
     Performance Information . . . . . . . . . . . . . . .     5

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds . . . . . . . . .     6
     Using Mutual Funds in an Investment Program . . . . .     7

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies . . . . . . . . . .     8

                     SHAREHOLDER INFORMATION
     Purchase of Shares. . . . . . . . . . . . . . . . . .    13
     Redemption of Shares. . . . . . . . . . . . . . . . .    15
     Conditions of Purchase and Redemption . . . . . . . .    16
     Exchanges . . . . . . . . . . . . . . . . . . . . . .    17
     Other Services. . . . . . . . . . . . . . . . . . . .    18
     Share Price Calculation . . . . . . . . . . . . . . .    19
     Dividends, Distributions and Taxes. . . . . . . . . .    19
     Management of the Trust . . . . . . . . . . . . . . .    21
     Description of Shares . . . . . . . . . . . . . . . .    22
     Service Providers . . . . . . . . . . . . . . . . . .    23
     Telephone Assistance Numbers. . . . . . . . . . . . .    23
     Appendix A - Corporate Ratings. . . . . . . . . . . .    24



                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended May 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
------------------------------------------------------------------------------
Sales Load Imposed on Purchases                         None
Sales Load Imposed on Reinvested Dividends              None
Deferred Sales Load                                     None
Redemption Fee*                                         None
Exchange Fee                                            None

Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
------------------------------------------------------------------------------
Management Fees                                        1.00%
12b-1 Fees                                              None
Other Expenses
    Transfer Agent Fees**                          .44%
    Custodian Fees                                 .42%
    All Other Expenses                             .41%
                                                   ----
Total Other Expenses                                   1.27%
                                                       -----
Total Fund Operating Expenses                          2.27%
                                                       =====
------------------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.



Example of Effect of Fund Expenses
------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1    year    -  $   23
      3    years   -  $   70
      5    years   -  $  120
     10    years   -  $  255

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the two-year period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended May 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.


                                                       SEVEN-MONTH
                                       YEAR ENDED      PERIOD ENDED
                                         MAY 31,          MAY 31,
                                          1996            1995*
                                          ----            -----
Net asset value at
   beginning of period                  $  9.77         $ 10.00
Net investment income (loss)               (.01)(b)         .03(b)
Net realized and
   unrealized gain (loss)                  1.60            (.26)
Distributions from net
     investment income                     (.01)             -
Distributions of realized
     capital gains                         (.22)             -
                                        -------         -------
Net asset value at
   end of period                        $ 11.13         $  9.77
                                        =======         =======
Total return (%)**                        16.93           (2.30)
Net assets at end of
   period (000)                         $51,315         $22,914
Ratio of expenses to
   average net assets (%)                  2.27            2.50(a)(c)
Ratio of net investment
   income (loss) to average
     net assets (%)                        (.08)            .53(a)(c)
Portfolio turnover (%)                    87.98           34.87
Average commission rate
     paid per share                    $  .0012
-----------------------
       *  Fund commenced operations November 7, 1994.
      ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
     (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
     (b)  Calculated using weighted average shares.
     (c) The information contained in this table is based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements the Fund's ratios would have been:
                                                           SEVEN-MONTH
                                                          PERIOD ENDED
                                                             MAY 31,
                                                             1995*
                                                             -----

Ratio of expenses to average net assets (%)                  2.60(a)
Ratio of net investment income to average net assets (%)      .43(a)



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*


      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.



           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities.
The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to diversify internationally.
He or she could do this by adding positions in the Emerging Markets, Gold, International, or World Growth Funds to holdings in domestic funds. This would give the investor exposure to the opportunities of investment in many foreign countries and to currency changes. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is capital appreciation.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Manager will pursue the objective by investing at least 65% of the Fund's total assets in common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks of emerging market companies. An issuer is deemed to be an emerging market company if:
(1) it is organized under the laws of an emerging market country (as defined below);
(2) the principal trading market for its stock is in an emerging market country; or
(3) at least 50% of its revenues or profits are derived from operations within an emerging market country or at least 50% of its assets are located within an emerging market country.

     Emerging market countries are defined for the purposes of this Prospectus as all countries of the world excluding the following, which are referred to as the developed countries:
ASIA:     Australia, Japan, New Zealand
AMERICAS: Canada, the United States
EUROPE: Austria, Belgium, Denmark, Finland, France, Germany, Holland, Italy, Luxembourg, Norway, Spain, Sweden, Switzerland, the United Kingdom

     The economic and political systems of emerging market countries can be described as possessing two or more of the following attributes:
(1) The countries in which these stock markets are found have a less-developed economy than the developed countries.
(2) Economies of these countries are likely to be undergoing rapid growth or some major structural change, such as a change in economic systems, rapid development of an industrial or value-added economic sector, or attainment of significantly better terms of trade for primary goods, to name a few examples.
(3) Sustainable economic growth rates are higher, or potentially higher, than developed countries.
(4) Economies of these countries may be benefitting from the rapid growth of neighboring countries and/or may be significantly influenced by growth of demand in the developed markets.
(5) Personal income levels and consumption are generally lower than those in developed countries, but may be growing at a faster rate.
(6) The political system is likely to be or appear to be in greater flux than the above-mentioned developed countries.

     The countries in which the Fund expects to invest or may invest include, but are not limited to:
ASIA: China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Taiwan, Thailand
AMERICAS: Argentina, Brazil, Chile, Colombia, Ecuador, Mexico, Peru,
          Venezuela
AFRICA/MIDDLE EAST: Egypt, Ghana, Isreal, Morocco, South Africa, Turkey,
          Zimbabwe
EUROPE/OTHER:  Czech Republic, Greece, Hungary, Poland, Portugal, Russia,
          Slovakia

     The remainder of the Fund's assets may be invested in marketable debt securities having remaining maturities of less than one year issued or guaranteed as to both principal and interest by the U.S. Government or its agencies or instrumentalities and in repurchase agreements collateralized by such securities. The Fund may on a temporary defensive basis invest its assets without limitation in such securities. The Fund may also invest part of its cash position in short-term sovereign debt securities of emerging market countries for the purpose of obtaining a higher yield.
     In addition, the remainder may be invested in stocks of selected issuers which have favorable growth prospects, but may not be organized or otherwise situated in emerging markets. The Fund may also invest in public and private sector debt and fixed income instruments of emerging market issuers, including Brady Bonds of selected countries, which the Manager believes have the potential for significant capital appreciation (due, for example, to the Manager's assessment of prospects for the issuer or its domicile country), irrespective of any interest or dividend yields payable pursuant to such securities. These latter investments may be considered to be speculative in nature.
     There are no restrictions as to the type of businesses or operations of companies in which the Fund may invest except that the Fund may not invest 25% or more of its total assets in one industry. The Fund's investments will be diversified in four or more countries.
     The Manager believes that attractive investment opportunities exist in many emerging markets, and that while investing a person's assets solely in an emerging market fund may not be suitable, inclusion of an emerging market fund in a well-diversified portfolio may significantly enhance returns. The Fund combines the advantages of diversified investment in emerging markets with the convenience and liquidity of a mutual fund based in the United States. Risks are higher in these markets than developed international markets or the United States. For further discussion, see SPECIAL RISK CONSIDERATIONS.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
     The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Brady Bonds and Emerging Market Debt and Fixed Income Instruments - The Fund may invest in Brady Bonds and public and private sector debt and fixed income instruments of emerging market issuers. Brady Bonds are securities created through a restructuring plan introduced by former U.S. Treasury Secretary Nicholas Brady. The Brady Plan made provisions whereby existing commercial bank loans to both public and private entities in selected developing countries are exchanged for Brady Bonds. These bonds may be denominated in other currencies, but are usually denominated in U.S. dollars. Brady Bonds are actively traded in over-the-counter markets. As the markets for these securities are relatively new, however, and since they have from time to time been subject to disruption, the Manager will monitor, on a continuous basis, the liquidity of Brady Bonds held in the Fund's portfolio.

Liquidity - The Fund may not invest more than 15% of the market value of its net assets in securities which are illiquid or not readily marketable. Rule 144A Securities may be determined to be liquid in accordance with guidelines established by the Board of Trustees.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1)  The Fund may not invest 25% or more of its total assets in one industry.

(2) With respect to 75% of its assets, the Fund will not purchase securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940 Act)) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund will not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), nor will it purchase securities when its borrowings exceed 5% of its total assets.

SPECIAL RISK CONSIDERATIONS
The Fund will purchase securities of emerging market issuers in foreign or U.S. markets or it may purchase American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interests in securities of foreign issuers deposited with a depositary.
     Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, foreign ownership limits, different accounting, reporting and disclosure requirements, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets. Some investments may be subject to foreign withholding taxes which may reduce the effective rates of return. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.
     A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. Investing in emerging markets poses additional risks beyond those noted above. Economic structures are generally less diverse and mature than in the developed markets. Due to illiquidity and lack of hedging instruments, it is presently difficult or in some cases impossible to hedge the currency risk in many of the markets in which the Fund may invest.
     Political risk includes a greater potential for coup d'etats, insurrections and expropriation by governmental organizations. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union (also known as the CIS or the Commonwealth of Independent States). These countries were under communist systems which had nationalized private industry. There is no guarantee that nationalization may not occur again in this region or others in which the Fund invests, in which case the Fund may lose all or part of its investment in that country's issuers.
     The Fund may invest in the securities of South African issuers. The market prices of these securities and the ability of the Fund to hold such investments in the future could be affected by the unstable political and social conditions in South Africa and other African countries.
     Information which may impact the market value of securities of an emerging market issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.

High Yield, High Risk Securities - All or a large portion of the Fund's investments in emerging market public and private sector debt and fixed income instruments may be either rated below investment grade, including securities having the lowest ratings, as determined by nationally recognized statistical rating organizations such as Moody's Investors Service, Inc. (Moody's) or Standard and Poor's Ratings Group (S&P), or unrated but judged by the Fund's Manager to be of comparable (i.e., below investment grade) quality ("high yield, high risk securities", commonly referred to as "junk bonds"). See APPENDIX A. Such securities are deemed to be predominantly speculative in terms of the issuer's capacity to make timely payments of interest and principal. Securities assigned the lowest credit quality ratings, or judged to be of comparable quality, are deemed to have extremely poor prospects of ever obtaining any real investment standing. Such securities may include those in default of the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments, at the time of their acquisition by the Fund. Once in default, issuers of such securities may fail to resume principal as well as interest payments, in which case the Fund may lose its entire investment. In light of these risks, the Fund will limit its investments in defaulted securities, at time of acquisition, to 10% of the value of its assets.
     These securities present unique risk exposures in that their market valuations are especially subject to adverse changes in general economic, political or social conditions or in the industries within which their issuers operate; to adverse changes in the overall financial condition of their issuers; and to interest rate fluctuations. During, for example, periods of general economic downturns or rising interest rates, issuers of such securities may experience pronounced financial difficulties which could adversely affect their ability to make timely interest and principal payments. Such conditions would increase the possibility of their defaulting upon these securities with the Fund having no adequate means of effecting collection or other legal recourse. The Fund's ability to timely and accurately value, as well as dispose of, these securities may also be detrimentally affected by the entire absence, or periodic discontinuance, of liquid trading markets for such securities.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50

How to Purchase:

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or all 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Emerging Markets Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions.  The new account must
                   have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases
                   can be deducted from your bank account through our
                   Buy/Sell Service.  Call for instructions.


                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC. How to Redeem:

WRITTEN,       *   Send your written instructions to:
FAX, OR                USAA Shareholder Account Services
TELEGRAPH              9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.


Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.

                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.


* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
 (1) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Automatic Purchase Plan, or Direct Purchase Service investment plans; or
 (2) a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share, without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders annually. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. It is not expected that the dividends of the Fund will qualify for the 70% corporate dividends received deduction.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

Foreign Taxes - The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, shareholders would include in their gross income both dividends received from the Fund and foreign income taxes paid by the Fund. Shareholders of the Fund would be entitled to treat the foreign income taxes withheld as a credit against their U.S. federal income taxes, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, shareholders could, if to their advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. Shareholders will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                     MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.

     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued
daily and paid monthly.   The Fund's management fees were computed and paid at
one percent (1.00%) of ANA for the fiscal year ended May 31, 1996. This fee is higher than that charged to most other mutual funds, but in the opinion of the Manager is comparable to fees charged to other mutual funds with similar investment objectives and policies.

OPERATING EXPENSES
For the fiscal year ended May 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled 2.27%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of
the Manager.   The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGER
The following individual is primarily responsible for managing the Fund.

W. Travis Selmier, II, Assistant Vice President of Equity Investments since September 1996, has managed the Fund since its inception in November 1994.
Mr. Selmier has nine years investment management experience and has worked for IMCO for five years where he has held various positions in Equity Investments. Mr. Selmier earned the Chartered Financial Analyst designation in 1990 and is a member of the Association for Investment Management and Research, San Antonio Financial Analysts Society, Inc. and the International Society of Financial Analysts. He holds an MBA from Indiana University, a Certificate of Proficiency from Sophia University Japanese Language Institute, Japan and a BA from the University of California at Santa Barbara.


                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par value. Eleven such portfolios have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.

     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.




       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777



                  APPENDIX A - CORPORATE RATINGS

Moody's Corporate Ratings

     Baa Bonds which are rated Baa are considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba   Bonds which are rated Ba are judged to have speculative elements;
     their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B    Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca   Bonds which are rated Ca represent obligations which are
     speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C    Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P Corporate Ratings

     BBB Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB   Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC   The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C    The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI   The rating CI is reserved for income bonds on which no interest is being paid.

     D    Debt rated D is in payment default.  This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from BBB to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


A description of ratings "A" or better assigned to debt obligations by Moody's and S&P is included in APPENDIX A of the SAI.







                          USAA GOLD FUND
                   October 1, 1996   PROSPECTUS


USAA GOLD FUND (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

 WHAT IS THE INVESTMENT OBJECTIVE?
The Fund's primary investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation. Current income is a secondary objective. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 12.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 14.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA GOLD FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF,
OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BECAUSE THIS FUND INVESTS IN FOREIGN SECURITIES, IT INVOLVES A HIGHER DEGREE OF RISK AND MAY NOT BE APPROPRIATE FOR SOME INVESTORS. SEE SPECIAL RISK CONSIDERATIONS, PAGE 11.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated October 1, 1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                        TABLE OF CONTENTS

                                                               PAGE
                           SUMMARY DATA
     Fees and Expenses. . . . . . . . . . . . . . . . . . .       3
     Financial Highlights . . . . . . . . . . . . . . . . .       4
     Performance Information. . . . . . . . . . . . . . . .       6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds. . . . . . . . . .       7
     Using Mutual Funds in an Investment Program. . . . . .       8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies. . . . . . . . . . .       9

                     SHAREHOLDER INFORMATION
     Purchase of Shares. . . . . . . . . . . . . . . . . . .     12
     Redemption of Shares. . . . . . . . . . . . . . . . . .     14
     Conditions of Purchase and Redemption . . . . . . . . .     15
     Exchanges . . . . . . . . . . . . . . . . . . . . . . .     16
     Other Services. . . . . . . . . . . . . . . . . . . . .     17
     Share Price Calculation . . . . . . . . . . . . . . . .     18
     Dividends, Distributions and Taxes. . . . . . . . . . .     18
     Management of the Trust . . . . . . . . . . . . . . . .     20
     Description of Shares . . . . . . . . . . . . . . . . .     21
     Service Providers . . . . . . . . . . . . . . . . . . .     22
     Telephone Assistance Numbers. . . . . . . . . . . . . .     22



                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended May 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
------------------------------------------------------------------------------
Sales Load Imposed on Purchases                         None
Sales Load Imposed on Reinvested Dividends              None
Deferred Sales Load                                     None
Redemption Fee*                                         None
Exchange Fee                                            None



Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
------------------------------------------------------------------------------
Management Fees                                        .75%
12b-1 Fees                                             None
Other Expenses
     Transfer Agent Fees**                         .40%
     Custodian Fees                                .05%
     All Other Expenses                            .13%
                                                   ----
Total Other Expenses                                   .58%
                                                      -----
Total Fund Operating Expenses                         1.33%
                                                      =====
------------------------
      * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
     ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.



Example of Effect of Fund Expenses
------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.


      1    year   -   $    14
      3    years  -   $    42
      5    years  -   $    73
     10    years  -   $   160

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the ten-year period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended May 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.


                                             EIGHT-MONTH
                                            PERIOD ENDED     YEAR ENDED
                           YEAR ENDED MAY 31,  MAY 31,      SEPTEMBER 30,
                             1996      1995      1994      1993      1992
                             ----      ----      ----      ----      ----
Net asset value at
  beginning of period     $   9.00  $   8.83  $   7.95  $   6.53  $   6.40
Net investment income (loss)  (.02)      .01       .01       .02       .07
Net realized and
  unrealized gain (loss)      2.15       .17       .88      1.44       .14
Distributions from net
  investment income           (.01)     (.01)     (.01)     (.04)     (.08)
Distributions of realized
  capital gains                 -         -         -         -         -
                          --------  --------  --------  --------  --------
Net asset value at
  end of period           $  11.12  $   9.00  $   8.83  $   7.95  $   6.53
                          ========  ========  ========  ========  ========
Total return (%)*            23.66      2.05     11.19     22.53      3.30
Net assets at end of
  period (000)            $167,067  $160,223  $176,527  $150,793  $114,073
Ratio of expenses to
  average net assets (%)      1.33      1.28      1.26(a)   1.41      1.43
Ratio of net investment
  income (loss) to average
  net assets (%)              (.14)      .10       .15(a)    .25      1.02
Portfolio turnover (%)       16.48     34.76     34.75     81.08     19.01
Average commission rate
  paid per share          $  .0292
----------------------
    * Assumes reinvestment of all dividend income and capital gain distributions during the period.
  (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.



                         FINANCIAL HIGHLIGHTS cont.



                                        YEAR ENDED SEPTEMBER 30,
                             1991      1990      1989      1988      1987
                             ----      ----      ----      ----      ----
Net asset value at
  beginning of period     $   8.08  $   8.84  $   8.21  $  17.07  $   8.27
Net investment income (loss)   .10       .08       .17       .05       .10
Net realized and
  unrealized gain (loss)     (1.72)     (.69)      .59     (8.35)     8.80
Distributions from net
  investment income           (.06)     (.15)     (.13)     (.05)     (.10)
Distribution of realized
  capital gains                 -         -         -       (.51)       -
                          --------  --------  --------  --------  --------
Net asset value at
  end of period           $   6.40  $   8.08  $   8.84  $   8.21  $  17.07
                          ========  ========  ========  ========  ========
Total return (%)*           (20.10)    (7.16)     9.37    (48.89)   108.77
Net assets at end of
  period (000)            $121,204  $156,573  $165,026  $174,380  $309,931
Ratio of expenses to
  average net assets (%)      1.45      1.43      1.34      1.42      1.14
Ratio of net investment
  income (loss) to average
  net assets (%)              1.55       .93      1.92       .50       .73
Portfolio turnover (%)       13.38     41.91     17.49     26.83     53.56



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*


      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities.
The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to diversify internationally.
He or she could do this by adding positions in the Emerging Markets, Gold, International, or World Growth Funds to holdings in domestic funds. This would give the investor exposure to the opportunities of investment in many foreign countries and to currency changes. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.

                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's primary investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation. Current income is a secondary objective.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Manager will pursue the objective by investing under normal circumstances at least 80% of the Fund's assets in common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks of companies principally engaged in gold exploration, mining, or processing.
     The remainder of the Fund's assets may be invested in common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks of companies similarly engaged in other precious metals and minerals and in marketable debt securities having maturities of less than one year issued or guaranteed as to both principal and interest by the U.S. Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such securities.
     If the Manager believes the outlook for gold is unattractive, the Fund may on a temporary defensive basis invest its assets without limitation in marketable securities having remaining maturities of less than one year issued or guaranteed as to both principal and interest by the U.S. Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such securities.
     Since the Fund will normally maintain at least 80% of its total assets in securities of companies principally engaged in gold exploration, mining, or processing, the Fund may be subject to greater risks and greater market fluctuations than other funds with a portfolio of securities representing a broader range of investment objectives. An investment in the Fund, by itself, should not be considered a balanced investment program. See SPECIAL RISK CONSIDERATIONS.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
     The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the
securities may fluctuate between purchase and settlement.   Such securities
can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Liquidity - The Fund may not invest more than 15% of the market value of its total assets in securities which are illiquid or not readily marketable. Rule 144A Securities may be determined to be liquid in accordance with guidelines established by the Board of Trustees.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not invest more than 25% of its total assets in one industry, except that the Fund will concentrate at least 80% of its investments in gold mining securities.

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
     Act)) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - The Fund may purchase foreign securities in foreign or U.S. markets or it may purchase American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interest in securities of foreign issuers deposited with a depositary. Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return. The Fund values its securities and other assets in U.S. dollars.
     Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.
     A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. Investments in developing countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. Due to illiquidity and lack of hedging instruments, it is presently difficult or in some cases impossible to hedge the currency risk in these markets. In the past, markets of developing countries have been more volatile than the markets of developed countries.
     Political risk includes a greater potential for coup d'etats, insurrections and expropriation by governmental organizations. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union (also known as the CIS or the Commonwealth of Independent States). These countries were under communist systems which had nationalized private industry. There is no guarantee that nationalization may not occur again in this region or others in which the Fund invests, in which case the Fund may lose all or part of its investment in that country's issuers.
     The Fund may invest in the securities of South African issuers. The market prices of these securities and the ability of the Fund to hold such investments in the future could be affected by the unstable political and social conditions in South Africa and its neighboring countries.

Volatility of Mining Stocks - Gold mining stocks involve additional risk because of gold's price volatility and the increased impact such volatility has on the profitability of gold mining companies. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of gold mining stocks to an investor's portfolio may reduce overall fluctuations in portfolio value.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50

How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *    To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                    Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Gold Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.


                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------
WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.


Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.



              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.


                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.


* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
(1) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Automatic Purchase Plan, or Direct Purchase Service investment plans; or
(2)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders annually. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

Foreign Taxes - The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, shareholders would include in their gross income both dividends received from the Fund and foreign income taxes paid by the Fund. Shareholders of the Fund would be entitled to treat the foreign income taxes withheld as a credit against their U.S. federal income taxes, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, shareholders could, if to their advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. Shareholders will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                     MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at three-fourths of one percent (.75%) of ANA for the fiscal year ended May 31, 1996. This fee is higher than that charged to most other mutual funds, but in the opinion of the Manager is comparable to fees charged to other mutual funds with similar investment objectives and policies.

OPERATING EXPENSES
For the fiscal year ended May 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled 1.33%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGER
The following individual is primarily responsible for managing the Fund.

Mark W. Johnson, Assistant Vice President of Equity Investments since March 1995, has managed the Fund since January 1994. He has 22 years investment management experience and has worked for IMCO for eight years. Mr. Johnson earned the Chartered Financial Analyst designation in 1978 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and a BBA from the University of Michigan.


                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par
value.   Eleven such portfolios have been established, one of which is
described in this Prospectus.   The Fund is classified as a diversified
investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.
     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.



       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777



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                     USAA INTERNATIONAL FUND
                   October 1, 1996   PROSPECTUS



USAA INTERNATIONAL FUND (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

 WHAT IS THE INVESTMENT OBJECTIVE?
The Fund's primary investment objective is capital appreciation. Current income is a secondary objective. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 12.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 14.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA INTERNATIONAL FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BECAUSE THIS FUND INVESTS IN FOREIGN SECURITIES, IT INVOLVES A HIGHER DEGREE OF RISK AND MAY NOT BE APPROPRIATE FOR SOME INVESTORS. SEE SPECIAL RISK CONSIDERATIONS, PAGE 11.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated October 1, 1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        TABLE OF CONTENTS

                                                               PAGE
                           SUMMARY DATA
     Fees and Expenses. . . . . . . . . . . . . . . . . . .       3
     Financial Highlights . . . . . . . . . . . . . . . . .       4
     Performance Information. . . . . . . . . . . . . . . .       6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds. . . . . . . . . .       7
     Using Mutual Funds in an Investment Program. . . . . .       8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies. . . . . . . . . . .       9

                     SHAREHOLDER INFORMATION
     Purchase of Shares . . . . . . . . . . . . . . . . . .      12
     Redemption of Shares . . . . . . . . . . . . . . . . .      14
     Conditions of Purchase and Redemption. . . . . . . . .      15
     Exchanges. . . . . . . . . . . . . . . . . . . . . . .      16
     Other Services . . . . . . . . . . . . . . . . . . . .      17
     Share Price Calculation. . . . . . . . . . . . . . . .      18
     Dividends, Distributions and Taxes . . . . . . . . . .      18
     Management of the Trust. . . . . . . . . . . . . . . .      20
     Description of Shares. . . . . . . . . . . . . . . . .      21
     Service Providers. . . . . . . . . . . . . . . . . . .      22
     Telephone Assistance Numbers . . . . . . . . . . . . .      22



                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended May 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
------------------------------------------------------------------------------
Sales Load Imposed on Purchases                            None
Sales Load Imposed on Reinvested Dividends                 None
Deferred Sales Load                                        None
Redemption Fee*                                            None
Exchange Fee                                               None



Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
------------------------------------------------------------------------------
Management Fees                                            .75%
12b-1 Fees                                                 None
Other Expenses
     Transfer Agent Fees**                            .20%
     Custodian Fees                                   .15%
     All Other Expenses                               .09%
                                                      ----
Total Other Expenses                                      .44%
                                                         -----
Total Fund Operating Expenses                            1.19%
                                                         =====
-------------------------
      * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
     ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.



Example of Effect of Fund Expenses
------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1    year   -   $    12
      3    years  -   $    38
      5    years  -   $    65
     10    years  -   $   144

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the nine-year period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended May 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.


                                            EIGHT-MONTH
                                            PERIOD ENDED       YEAR ENDED
                         YEAR ENDED MAY 31,    MAY 31,        SEPTEMBER 30,
                           1996       1995       1994       1993       1992
                           ----       ----       ----       ----       ----
Net asset value at
  beginning of period   $  15.78   $  16.36   $  14.48   $  12.09   $  11.57
Net investment income        .17        .10         -         .07        .10
Net realized and
  unrealized gain (loss)    2.92        .29       2.23       2.45        .51
Distributions from net
  investment income         (.07)        -          -        (.13)      (.09)
Distributions of realized
  capital gains             (.09)      (.97)      (.35)        -          -
                        --------   --------   --------    -------    -------
Net asset value at
  end of period         $  18.71   $  15.78   $  16.36    $ 14.48    $ 12.09
                        ========   ========   ========    =======    =======
Total return (%)**         19.71       2.49      15.67      21.11       5.30
Net assets at end of
  period (000)          $417,995   $346,033   $184,792    $88,757    $42,868
Ratio of expenses to
  average net assets (%)    1.19       1.17       1.31(a)    1.50       1.69
Ratio of net investment
  income to average net
  assets (%)                1.04        .81        .04(a)     .72       1.05
Portfolio turnover (%)     70.01      64.30      44.39      52.52      34.27
Average commission rate
  paid per share        $  .0006
-------------------
   *  Fund commenced operations July 11, 1988.
  ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.


                       FINANCIAL HIGHLIGHTS cont.


                                 YEAR ENDED SEPTEMBER 30,
                           1991       1990       1989       1988*
                           ----       ----       ----       ----
Net asset value at
  beginning of period    $  9.89    $ 11.74    $  9.64    $ 10.00
Net investment income        .13        .07        .04        .07
Net realized and
  unrealized gain (loss)    1.66      (1.45)      2.11       (.43)
Distributions from net
  investment income         (.06)      (.02)      (.05)        -
Distributions of realized
  capital gains             (.05)      (.45)        -          -
                         -------    -------    -------    -------
Net asset value at
  end of period          $ 11.57    $  9.89    $ 11.74    $  9.64
                         =======    =======    =======    =======
Total return (%)**         18.21     (12.09)     22.38      (3.60)
Net assets at end of
  period (000)           $28,931    $21,451    $13,111    $ 4,084
Ratio of expenses to
  average net assets (%)    1.82       2.09       2.30       2.14(a)
Ratio of net investment
  income to average net
  assets (%)                1.26        .81        .48       3.16(a)
Portfolio turnover (%)     63.56      69.95      94.99         -



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*


      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.



           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities.
The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to diversify internationally.
He or she could do this by adding positions in the Emerging Markets, Gold, International, or World Growth Funds to holdings in domestic funds. This would give the investor exposure to the opportunities of investment in many foreign countries and to currency changes. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's primary investment objective is capital appreciation with current income as a secondary objective.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Manager will pursue the objective by investing at least 80% of the Fund's assets in common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks (Equity Securities) of foreign companies. A company is deemed to be a foreign company if:
(1)  it is organized under the laws of a foreign country; and either
(2) (a) the principal trading market for the stock is in a foreign country; or
     (b) at least 50% of its revenues or profits are derived from operations within a foreign country; or
     (c)  at least 50% of its assets are located within a foreign country.

     These investments will be diversified in four or more countries. There are no restrictions as to the types of businesses or operations of companies in which the Fund may invest.
     The remainder of the Fund's assets may be invested in Equity Securities of companies that meet either of the two criteria set forth above and certain short-term instruments. These short-term instruments may include marketable securities having remaining maturities of less than one year issued or guaranteed as to both principal and interest by the U.S.
Government or by its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, the Fund may on a temporary defensive basis invest its assets without limitation in such short-term instruments.
     The Manager believes that attractive investment opportunities exist in several nations of the world, and that investing internationally can improve overall results at moderate risk. The Fund combines the advantages of investment in diversified international markets with the convenience and liquidity of a mutual fund based in the United States. For a discussion of risks associated with investments in foreign issuers, see SPECIAL RISK CONSIDERATIONS.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
     The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the
securities may fluctuate between purchase and settlement.   Such securities
can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Liquidity - The Fund may not invest more than 15% of the market value of its total assets in securities which are illiquid or not readily marketable. Rule 144A Securities may be determined to be liquid in accordance with guidelines established by the Board of Trustees.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not invest more than 25% of its total assets in one industry.

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
     Act)) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - The Fund may purchase foreign securities in foreign or U.S. markets or it may purchase American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interest in securities of foreign issuers deposited with a depositary. Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return. The Fund values its securities and other assets in U.S. dollars.
     Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.
     A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. Investments in developing countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. Due to illiquidity and lack of hedging instruments, it is presently difficult or in some cases impossible to hedge the currency risk in these markets. In the past, markets of developing countries have been more volatile than the markets of developed countries.
     Political risk includes a greater potential for coup d'etats, insurrections and expropriation by governmental organizations. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union (also known as the CIS or the Commonwealth of Independent States). These countries were under communist systems which had nationalized private industry. There is no guarantee that nationalization may not occur again in this region or others in which the Fund invests, in which case the Fund may lose all or part of its investment in that country's issuers.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your
purchase price will be the NAV per share determined for that day.   If the
Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50

How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA International Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases
                   can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.



                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.



Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *    A check payable to the registered shareholder(s) will be
REDEMPTION          mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.


                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.


* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
(1) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Automatic Purchase Plan, or Direct Purchase Service investment plans; or
(2)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders annually. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. It is not expected that the dividends of the Fund will qualify for the 70% corporate dividends received deduction.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

Foreign Taxes - The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, shareholders would include in their gross income both dividends received from the Fund and foreign income taxes paid by the Fund. Shareholders of the Fund would be entitled to treat the foreign income taxes withheld as a credit against their U.S. federal income taxes, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, shareholders could, if to their advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. Shareholders will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                     MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at three-fourths of one percent (.75%) of ANA for the fiscal year ended May 31, 1996. This fee is higher than that charged to most other mutual funds, but in the opinion of the Manager is comparable to fees charged to other mutual funds with similar investment objectives and policies.

OPERATING EXPENSES
For the fiscal year ended May 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled 1.19%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGER
The following individuals are primarily responsible for managing the Fund.

David G. Peebles, Vice President of Equity Investments since February 1988, has managed the Fund since its inception in July 1988. He has 30 years investment management experience and has worked for IMCO for 12 years. Mr. Peebles earned the Chartered Financial Analyst (CFA) designation in 1971 and is a member of the Association for Investment Management and Research (AIMR), the San Antonio Financial Analysts Society, Inc. (SAFAS) and the International Society of Financial Analysts (ISFA). He holds an MBA and a BS from Texas Christian University.

Effective October 1, 1996, Albert C. Sebastian and W. Travis Selmier, II, will
co-manage the Fund with Mr. Peebles.   Mr. Peebles, Vice President of Equity
Investments, will coordinate the activities of the Managers.

Albert C. Sebastian, Assistant Vice President of Equity Investments since September 1996, has 12 years investment management experience and has worked for IMCO for five years where he has held various positions in Equity Investments. Mr. Sebastian earned the CFA designation in 1989 and is a member of the AIMR, SAFAS and ISFA. He holds an MBA from the University of Michigan and a BA from Holy Cross College, Massachusetts.

W. Travis Selmier, II, Assistant Vice President of Equity Investments since September 1996, has nine years investment management experience and has worked for IMCO for five years where he has held various positions in Equity Investments. Mr. Selmier earned the CFA designation in 1990 and is a member of the AIMR, SAFAS and ISFA. He holds an MBA from Indiana University, a Certificate of Proficiency from Sophia University Japanese Language Institute, Japan and a BA from the University of California at Santa Barbara.


                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par value. Eleven such portfolios have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.

     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting. As of June 30, 1996, USAA and its affiliates owned approximately 27.4% of the Fund's shares.

     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.




                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.




       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777





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                      USAA WORLD GROWTH FUND
                   October 1, 1996   PROSPECTUS



USAA WORLD GROWTH FUND (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

 WHAT IS THE INVESTMENT OBJECTIVE?
The Fund's investment objective is capital appreciation.  Page 8.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 11.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 13.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA WORLD GROWTH FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BECAUSE THIS FUND INVESTS IN FOREIGN SECURITIES, IT INVOLVES A HIGHER DEGREE OF RISK AND MAY NOT BE APPROPRIATE FOR SOME INVESTORS. SEE SPECIAL RISK CONSIDERATIONS, PAGE 10.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated October 1, 1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                        TABLE OF CONTENTS

                                                            PAGE
                           SUMMARY DATA
     Fees and Expenses. . . . . . . . . . . . . . . . .        3
     Financial Highlights . . . . . . . . . . . . . . .        4
     Performance Information. . . . . . . . . . . . . .        5

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds. . . . . . . .        6
     Using Mutual Funds in an Investment Program. . . .        7

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies. . . . . . . . . .      8

                     SHAREHOLDER INFORMATION
     Purchase of Shares . . . . . . . . . . . . . . . . .     11
     Redemption of Shares . . . . . . . . . . . . . . . .     13
     Conditions of Purchase and Redemption. . . . . . . .     14
     Exchanges. . . . . . . . . . . . . . . . . . . . . .     15
     Other Services . . . . . . . . . . . . . . . . . . .     16
     Share Price Calculation. . . . . . . . . . . . . . .     17
     Dividends, Distributions and Taxes . . . . . . . . .     17
     Management of the Trust. . . . . . . . . . . . . . .     19
     Description of Shares. . . . . . . . . . . . . . . .     20
     Service Providers. . . . . . . . . . . . . . . . . .     21
     Telephone Assistance Numbers . . . . . . . . . . . .     21




                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended May 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                             None
Sales Load Imposed on Reinvested Dividends                  None
Deferred Sales Load                                         None
Redemption Fee*                                             None
Exchange Fee                                                None



Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees                                             .75%
12b-1 Fees                                                  None
Other Expenses
     Transfer Agent Fees**                              .29%
     Custodian Fees                                     .13%
     All Other Expenses                                 .10%
                                                        ----
Total Other Expenses                                        .52%
                                                           -----
Total Fund Operating Expenses                              1.27%
                                                           =====
------------------------
      * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
     ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.



Example of Effect of Fund Expenses
-------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1    year   -   $    13
      3    years  -   $    40
      5    years  -   $    70
     10    years  -   $   153

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the four-year period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended May 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.


                                              EIGHT-MONTH
                                              PERIOD ENDED  YEAR ENDED
                          YEAR ENDED MAY 31,      MAY 31,  SEPTEMBER  30,
                           1996        1995        1994        1993
                           ----        ----        ----        ----
Net asset value at
  beginning of period   $  12.96    $  12.71    $  11.80    $  10.00
Net investment income        .12         .07         .04(b)      .05
Net realized and
  unrealized gain           2.73         .46         .93        1.75
Distributions from net
  investment income         (.08)         -         (.01)         -
Distributions of realized
  capital gains             (.23)       (.28)       (.05)         -
                        --------    --------    --------    --------
Net asset value at
  end of period         $  15.50    $  12.96    $  12.71    $  11.80
                        ========    ========    ========    ========
Total return (%)*          22.43        4.26        8.25       18.00
Net assets at end of
  period (000)          $267,192    $200,745    $143,367    $ 68,818
Ratio of expenses to
  average net assets (%)    1.27        1.28        1.28(a)     1.70
Ratio of net investment
  income to average net
  assets (%)                 .96         .69         .42(a)      .75
Portfolio turnover (%)     60.97       58.88       37.64       45.57

Average commission rate
  paid per share        $  .0006

------------------
   * Assumes reinvestment of all dividend income and capital gain distributions during the period.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b)  Calculated using weighted average shares.



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.

               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.



           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.   THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make
individual stock or bond selections.   The investor also enjoys conveniences,
such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities.
The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to diversify internationally.
He or she could do this by adding positions in the Emerging Markets, Gold, International, or World Growth Funds to holdings in domestic funds. This would give the investor exposure to the opportunities of investment in many foreign countries and to currency changes. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.



                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is capital appreciation.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies, restrictions and risks is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Manager will pursue this objective by investing at least 65% of the Fund's assets in common stocks, preferred stocks and other equity securities of both foreign and domestic issuers, including securities which are convertible into or which carry the right to buy common stocks and U.S. Real Estate Investment Trusts (REITs). Under normal conditions investments will be made in at least three countries. There are no restrictions as to the types of businesses or operations of companies in which the Fund may invest.
     The remainder of the Fund's assets may be invested in marketable securities having remaining maturities of less than one year issued or guaranteed as to both principal and interest by the U.S. Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such securities. The Fund may on a temporary defensive basis invest its assets without limitation in such securities. For a discussion of risks associated with investments in foreign issuers, see SPECIAL RISK CONSIDERATIONS.

Forward Currency Contracts - The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing the currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
     The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under certain circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations backed by the full faith and credit of the U.S. Government or by its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the
securities may fluctuate between purchase and settlement.   Such securities can
be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Liquidity - The Fund may not invest more than 15% of the market value of its total assets in securities which are illiquid or not readily marketable. Rule 144A Securities may be determined to be liquid in accordance with guidelines established by the Board of Trustees.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not invest more than 25% of its total assets in one industry.

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
     Act)) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - The Fund may purchase foreign securities in foreign or U.S. markets or it may purchase American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interest in securities of foreign issuers deposited with a depositary. Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return. The Fund values its securities and other assets in U.S. dollars.
     Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.
     A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. Investments in developing countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. Due to illiquidity and lack of hedging instruments, it is presently difficult or in some cases impossible to hedge the currency risk in these markets. In the past, markets of developing countries have been more volatile than the markets of developed countries.
     Political risk includes a greater potential for coup d'etats, insurrections and expropriation by governmental organizations. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union (also known as the CIS or the Commonwealth of Independent States). These countries were under communist systems which had nationalized private industry. There is no guarantee that nationalization may not occur again in this region or others in which the Fund invests, in which case the Fund may lose all or part of its investment in that country's issuers.

Investment in REITS - The Fund's investments in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. In addition, REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50


How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *    Additional purchases on a regular basis can be
VIA                 deducted from a bank account, paycheck, income-producing
ELECTRONIC          investment or from a USAA money market account.  Sign up
FUNDS               for these services when opening an account or call
TRANSFER            1-800-531-8448 to add these services.
(EFT)          *    Purchases through payroll deduction ($25 minimum each pay
                    period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *    To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                    Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA World Growth Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *    If you have an existing USAA account and would like to open
1-800-531-8448      a new account or if you would like to exchange to another
                    USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *    To add to an account, intermittent (as-needed) purchases
                    can be deducted from your bank account through our Buy/Sell
                    Service.  Call for instructions.


                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

Methods of Payment:
------------------

BANK WIRE    *    Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *    Systematic (regular) or intermittent (as-needed)
VIA EFT             redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *    A check payable to the registered shareholder(s) will be
REDEMPTION          mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.



              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.


                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.


* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
(1) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Automatic Purchase Plan, or Direct Purchase Service investment plans; or
(2)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders annually. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

Foreign Taxes - The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, shareholders would include in their gross income both dividends received from the Fund and foreign income taxes paid by the Fund. Shareholders of the Fund would be entitled to treat the foreign income taxes withheld as a credit against their U.S. federal income taxes, subject to the limitations set forth in the Code with respect to the foreign tax credit generally. Alternatively, shareholders could, if to their advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. Shareholders will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                     MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at three-fourths of one percent (.75%) of ANA for the fiscal year ended May 31, 1996. This fee is higher than that charged to most other mutual funds, but in the opinion of the Manager is comparable to fees charged to other mutual funds with similar investment objectives and policies.

OPERATING EXPENSES
For the fiscal year ended May 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled 1.27%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Trustees has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Fund.

David G. Peebles, Vice President of Equity Investments since February 1988, is the asset allocation manager for the Fund. He has been the portfolio manager for the Fund's investments in foreign securities since its inception in October 1992. He has 30 years investment management experience and has worked for IMCO for 12 years. Mr. Peebles earned the Chartered Financial Analyst
(CFA) designation in 1971 and is a member of the Association for Investment Management and Research (AIMR), the San Antonio Financial Analysts Society, Inc. (SAFAS), and the International Society of Financial Analysts (ISFA). He holds an MBA and BS from Texas Christian University.

Effective October 1, 1996, Albert C. Sebastian and W. Travis Selmier, II, will
co-manage the Fund's investments in foreign securities with Mr. Peebles.   Mr.
Peebles, Vice President of Equity Investments, will coordinate the activities of the Managers.

Albert C. Sebastian, Assistant Vice President of Equity Investments since September 1996, has 12 years investment management experience and has worked for IMCO for five years where he has held various positions in Equity Investments. Mr. Sebastian earned the CFA designation in 1989 and is a member of the AIMR, SAFAS and ISFA. He holds an MBA from the University of Michigan and a BA from Holy Cross College, Massachusetts.

W. Travis Selmier, II, Assistant Vice President of Equity Investments since September 1996, has nine years investment management experience and has worked for IMCO for five years where he has held various positions in Equity Investments. Mr. Selmier earned the CFA designation in 1990 and is a member of the AIMR, SAFAS and ISFA. He holds an MBA from Indiana University, a Certificate of Proficiency from Sophia University Japanese Language Institute, Japan and a BA from the University of California at Santa Barbara.

R. David Ullom, Assistant Vice President of Equity Investments since September 1994, has managed the Fund's investments in domestic stocks since February 1995. Mr. Ullom has 21 years investment management experience and has worked for IMCO for ten years. Mr. Ullom earned the CFA designation in 1980 and is a member of the AIMR and SAFAS. He holds an MBA from Washington University, Missouri and a BS from Oklahoma State University.



                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par value. Eleven such portfolios have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.
     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional
shares) irrespective of the relative net asset value of the shares.   For
matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.




       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777





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                         USAA GNMA TRUST
                   October 1, 1996   PROSPECTUS



USAA GNMA TRUST (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

 WHAT IS THE INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide investors a high level of current income consistent with preservation of principal by investing in securities backed by the full faith and credit of the U.S. Government. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 12.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 14.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA GNMA TRUST ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated October 1, 1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        TABLE OF CONTENTS

                                                         PAGE
                           SUMMARY DATA
     Fees and Expenses. . . . . . . . . . . . . . . . .     3
     Financial Highlights . . . . . . . . . . . . . . .     4
     Performance Information. . . . . . . . . . . . . .     6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds. . . . . . . .     7
     Using Mutual Funds in an Investment Program. . . .     8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies. . . . . . . . .     9

                     SHAREHOLDER INFORMATION
     Purchase of Shares . . . . . . . . . . . . . . . .    12
     Redemption of Shares . . . . . . . . . . . . . . .    14
     Conditions of Purchase and Redemption. . . . . . .    15
     Exchanges. . . . . . . . . . . . . . . . . . . . .    16
     Other Services . . . . . . . . . . . . . . . . . .    17
     Share Price Calculation. . . . . . . . . . . . . .    18
     Dividends, Distributions and Taxes . . . . . . . .    18
     Management of the Trust. . . . . . . . . . . . . .    20
     Description of Shares. . . . . . . . . . . . . . .    21
     Service Providers. . . . . . . . . . . . . . . . .    22
     Telephone Assistance Numbers . . . . . . . . . . .    22




                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended May 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                        None
Sales Load Imposed on Reinvested Dividends             None
Deferred Sales Load                                    None
Redemption Fee*                                        None
Exchange Fee                                           None



Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees                                       .125%
12b-1 Fees                                             None
Other Expenses
     Transfer Agent Fees**                        .115%
     Custodian Fees                               .031%
     All Other Expenses                           .053%
                                                  -----
Total Other Expenses                                  .199%
                                                      -----
Total Fund Operating Expenses                         .324%
                                                      =====
------------------------
      * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
     ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.




Example of Effect of Fund Expenses
-------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1    year    -  $   3
      3    years   -  $  10
      5    years   -  $  18
     10    years   -  $  41

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the six-year period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended May 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                                 EIGHT-MONTH
                                                 PERIOD ENDED
                            YEAR ENDED MAY 31,      MAY 31,
                             1996        1995        1994
                             ----        ----        ----
Net asset value at
   beginning of period    $  10.09    $   9.82    $  10.37
Net investment income          .70         .72         .49
Net realized and
   unrealized gain (loss)     (.33)        .27        (.55)
Distributions from net
   investment income          (.70)       (.72)       (.49)
                          --------    --------    --------
Net asset value at
   end of period          $   9.76    $  10.09    $   9.82
                          ========    ========    ========

Total return (%)**            3.65       10.54        (.66)
Net assets at end of
   period (000)           $301,589    $265,571    $261,251
Ratio of expenses to
   average net assets (%)      .32         .32         .31(a)
Ratio of net investment
   income to average net
   assets (%)                 6.90        7.34        7.20(a)
Portfolio turnover (%)      127.77       93.78       90.05
----------------

 *   Fund commenced operations February 1, 1991.

** Assumes reinvestment of all dividend income distributions during the period.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) The information contained in this table is based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements the Fund's ratios would have been:

                                                   YEAR ENDED SEPTEMBER 30,
                                                           1992    1991*
                                                           ----    ----
Ratio of expenses to average net assets (%)                 .40     .91(a)
Ratio of net investment income to average net assets (%)   7.89    7.82(a)


                         FINANCIAL HIGHLIGHTS cont.



                                YEAR ENDED SEPTEMBER 30,
                             1993        1992        1991*
                             ----        ----        ----
Net asset value at
   beginning of period    $  10.47    $  10.19    $  10.00
Net investment income          .79         .82         .53
Net realized and
   unrealized gain (loss)     (.10)        .28         .19
Distributions from net
   investment income          (.79)       (.82)       (.53)
                          --------    --------    --------
Net asset value at
   end of period          $  10.37    $  10.47    $  10.19
                          ========    ========    ========
Total return (%)**            6.79       11.18        7.48
Net assets at end of
   period (000)           $288,879    $218,544     $ 69,431
Ratio of expenses to
   average net assets (%)      .32        .375(b)      .375(a)(b)
Ratio of net investment
   income to average net
   assets (%)                 7.53        7.92(b)      8.35(a)(b)
Portfolio turnover (%)       81.44       36.11         5.39


                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's yield or total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return and yield results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     The Fund may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized.
     Further information concerning the Fund's yield and total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make
individual stock or bond selections.   The investor also enjoys conveniences,
such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities.
The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to diversify internationally.
He or she could do this by adding positions in the Emerging Markets, Gold, International, or World Growth Funds to holdings in domestic funds. This would give the investor exposure to the opportunities of investment in many foreign countries and to currency changes. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is to provide investors a high level of current income consistent with preservation of principal by investing in securities backed by the full faith and credit of the U.S. Government.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies and restrictions is provided in the SAI.

INVESTMENT POLICIES AND
TECHNIQUES
The Manager will pursue this objective by investing at least 65% of the Fund's total assets in Government National Mortgage Association (GNMA) pass through certificates. GNMA certificates represent ownership in a pool of mortgage loans or a single mortgage loan. Each mortgage loan is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. Once approved by GNMA, each mortgage or pool of mortgages is additionally guaranteed by GNMA as to the timely payment of principal and interest (regardless of whether the mortgagors actually make their payments). The guarantee represents a general obligation of the U.S. Treasury. Securities which are backed by the full faith and credit of the U.S. Government (payment of principal and interest is guaranteed by the U.S. Treasury) are considered to be of the highest credit quality available.
     GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Because the Fund will reinvest these scheduled and unscheduled principal payments at a time when prevailing interest rates may be higher or lower than the Fund's current yield, an investment in the Fund may not be an effective means of "locking in" long-term interest rates.
     GNMA certificates evidence interests in a pool of underlying mortgages (or a single mortgage) which generally have maximum lives of either 15, 20, or 30 years. However, due to both scheduled and unscheduled principal payments, GNMA certificates have a shorter average life and, therefore, less principal volatility than a bond of comparable maturity. Since prepayment rates vary widely, it is not possible to accurately predict the average life of a particular GNMA pool, though it will be shorter than the stated final
maturity.   Because the expected average life is a better indicator of the maturity characteristics of GNMA certificates, principal volatility and yield may be more comparable to 10-year Treasury bonds.
     The Manager may invest up to 35% of the Fund's total assets in other obligations backed by the full faith and credit of the U.S. Government, including U.S. Treasury bills, notes and bonds and securities issued by the Federal Housing Administration, the Department of Housing and Urban Development, the Export-Import Bank, the Farmer's Home Administration, the General Services Administration, the Maritime Administration, and the Small Business Administration. The Fund will not invest in the securities of any U.S. Government agencies which do not carry the full faith and credit of the U.S. Government, such as Fannie Mae (FNMA) or Freddie Mac (FHLMC) securities.
     The Fund may invest up to 35% of its total assets in repurchase agreements which must be collateralized by obligations backed by the full faith and credit of the U.S. Government.
     The types of securities to be purchased in the GNMA Trust have historically involved little credit risk. However, the market value of these securities is not guaranteed and will fluctuate inversely with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise.
     The Manager may, however, on a temporary defensive basis, invest the Fund's assets without limitation in short-term securities backed by the full faith and credit of the U.S. Government, including repurchase agreements collateralized by such obligations.
     Although the portfolio turnover rate for the Fund is not expected to exceed 100%, it will not be a limiting factor when the Manager deems changes in the Fund's portfolio appropriate in view of its investment objective. For the fiscal year ended May 31, 1996, the Fund's portfolio turnover rate exceeded 100% because the assets in the portfolio were repositioned in response to changing market conditions.

Repurchase Agreements - The Fund may invest in repurchase agreements which are exclusively collateralized by obligations backed by the full faith and credit of the U.S. Government. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Liquidity - The Fund may not invest more than 15% of the value of its net assets in securities which are illiquid or not readily marketable.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund will not purchase any security if immediately after the purchase 25% or more of the value of its total assets will be invested in securities of issuers principally engaged in a particular industry (except that such limitation does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
     Act)) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).



                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.


Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                               electronic investment

Additional Purchases:         $50


How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *    Additional purchases on a regular basis can be
VIA                 deducted from a bank account, paycheck, income-producing
ELECTRONIC          investment or from a USAA money market account.  Sign up
FUNDS               for these services when opening an account or call
TRANSFER            1-800-531-8448 to add these services.
(EFT)          *    Purchases through payroll deduction ($25 minimum each pay
                    period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *    To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                    Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA GNMA Trust
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *    If you have an existing USAA account and would like to open
1-800-531-8448      a new account or if you would like to exchange to another
                    USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *    To add to an account, intermittent (as-needed) purchases
                    can be deducted from your bank account through our Buy/Sell
                    Service.  Call for instructions.


                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------
WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.



              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                              EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. SEE REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.


                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
(1)  a reinvested dividend;
(2) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans; or
(3)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Trustees.
     Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income is accrued daily and is paid on the last business day of each month. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All shares purchased shall begin accruing dividends on the day following the effective date of the purchase and shall receive dividends through the effective date of redemption.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any capital gain distribution paid by the Fund will reduce the NAV per share by the amount of the distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any distribution which would decrease the Fund's NAV per share. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - The Fund will report annually to its shareholders the federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year.


                     MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at one-eighth of one percent (.125%) of ANA for the fiscal year ended May 31, 1996.

OPERATING EXPENSES
For the fiscal year ended May 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled .324%.

PORTFOLIO MANAGER
The following individual is primarily responsible for managing the Fund.

Kenneth E. Willmann, Vice President of Fixed Income Investments since December 1986, has managed the Fund since February 1995. He has 22 years investment management experience and has worked for IMCO for 19 years. Mr. Willmann earned the Chartered Financial Analyst designation in 1978 and is a member of the Association for Investment Management and Research, San Antonio Financial Analysts Society, Inc. and the National Federation of Municipal Analysts. He holds an MBA and a BA from the University of Texas.


                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par value. Eleven such portfolios have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.
     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.


                        SERVICE PROVIDERS

UNDERWRITER/    USAA Investment Management Company
DISTRIBUTOR     9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER        USAA Shareholder Account Services
AGENT           9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN       State Street Bank and Trust Company
                P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL           Goodwin, Procter & Hoar LLP
COUNSEL         Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT     KPMG Peat Marwick LLP
AUDITORS        112 East Pecan, Suite 2400, San Antonio, Texas 78205.



       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777






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                 USAA TREASURY MONEY MARKET TRUST
                   October 1, 1996   PROSPECTUS


USAA TREASURY MONEY MARKET TRUST (the Fund) is one of eleven no-load mutual funds offered by USAA Investment Trust (the Trust). The Fund is managed by USAA Investment Management Company (the Manager).

                 WHAT IS THE INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide investors maximum current income while maintaining the highest degree of safety and liquidity. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 11.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 13.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Trust and the Fund that you should know before investing.

     SHARES OF THE USAA TREASURY MONEY MARKET TRUST ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated October 1, 1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                        TABLE OF CONTENTS

                                                             PAGE
                           SUMMARY DATA
     Fees and Expenses. . . . . . . . . . . . . . . . . .       3
     Financial Highlights . . . . . . . . . . . . . . . .       4
     Performance Information. . . . . . . . . . . . . . .       6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds. . . . . . . . .       7
     Using Mutual Funds in an Investment Program. . . . .       8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies . . . . . . . . . .      9

                     SHAREHOLDER INFORMATION
     Purchase of Shares. . . . . . . . . . . . . . . . . .     11
     Redemption of Shares. . . . . . . . . . . . . . . . .     13
     Conditions of Purchase and Redemption . . . . . . . .     15
     Exchanges . . . . . . . . . . . . . . . . . . . . . .     16
     Other Services. . . . . . . . . . . . . . . . . . . .     16
     Share Price Calculation . . . . . . . . . . . . . . .     17
     Dividends, Distributions and Taxes. . . . . . . . . .     18
     Management of the Trust . . . . . . . . . . . . . . .     19
     Description of Shares . . . . . . . . . . . . . . . .     20
     Service Providers . . . . . . . . . . . . . . . . . .     21
     Telephone Assistance Numbers. . . . . . . . . . . . .     21


                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended May 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
------------------------------------------------------------------------------
Sales Load Imposed on Purchases                             None
Sales Load Imposed on Reinvested Dividends                  None
Deferred Sales Load                                         None
Redemption Fee*                                             None
Exchange Fee                                                None

Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
------------------------------------------------------------------------------
Management Fees, net of reimbursements                     .097%
12b-1 Fees                                                  None
Other Expenses, net of reimbursements
     Transfer Agent Fees**                             .098%
     Custodian Fees                                    .060%
     All Other Expenses                                .120%
                                                       -----
Total Other Expenses                                       .278%
                                                           -----
Total Fund Operating Expenses, net of reimbursements       .375%
                                                           =====
-------------------------
      * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
     ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.

     During the year, the Manager voluntarily limited the annual expenses of the Fund to .375% of its ANA and reimbursed the Fund for all expenses in excess of this limitation. The Management Fees, Other Expenses, and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Absent such reimbursements, the amount of the Management Fees, Other Expenses, and Total Fund Operating Expenses as a percentage of ANA would have been .125%, .278%, and .403%, respectively. The Manager has voluntarily agreed to continue to limit the Fund's annual expenses until October 1, 1997, to .375% of its ANA and will reimburse the Fund for all expenses in excess of such limitation.

Example of Effect of Fund Expenses
------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1    year   -   $    4
      3    years  -   $   12
      5    years  -   $   21
     10    years  -   $   47

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the six-year period ended May 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended May 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                               EIGHT-MONTH
                                              PERIOD ENDED
                            YEAR ENDED MAY 31,    MAY 31,
                             1996       1995       1994
                             ----       ----       ----
Net asset value at
  beginning of period      $  1.00    $  1.00    $  1.00
Net investment income          .05        .05        .02
Distributions from net
  investment income           (.05)      (.05)      (.02)
                           -------    -------    -------
Net asset value at
  end of period            $  1.00    $  1.00    $  1.00
                           =======    =======    =======
Total return (%)**            5.38       4.88       1.96
Net assets at end of
  period (000)             $76,777    $67,876    $37,984
Ratio of expenses to
  average net assets (%)      .375(b)    .375(b)    .375(a)(b)
Ratio of net investment
  income to average net
  assets (%)                  5.23(b)    4.91(b)    2.94(a)(b)
--------------------------
  *  Fund commenced operations February 1, 1991.

 ** Assumes reinvestment of all dividend income distributions during the period.

(a)  Annualized.  The ratio is not necessarily indicative of 12 months of operations.
(b)  The information contained in this table is based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements the Fund's ratios would have been:
                                         EIGHT-MONTH
                                        PERIOD ENDED         YEAR ENDED
                     YEAR ENDED MAY 31,    MAY 31,          SEPTEMBER 30,
                        1996   1995        1994       1993    1992    1991*
                        ----   ----        ----       ----    ----    ----
Ratio of expenses to
  average net assets (%)  .40    .49        .62(a)      .54     .72    1.31(a)
Ratio of net investment
  income to average net
  assets (%)             5.21   4.80       2.69(a)     2.65    3.55    4.33(a)



                       FINANCIAL HIGHLIGHTS CONT.


                                  YEAR ENDED SEPTEMBER 30,
                              1993         1992         1991*
                              ----         ----         ----
Net asset value at
  beginning of period       $  1.00      $  1.00      $  1.00
Net investment income           .03          .04          .04
Distributions from net
  investment income            (.03)        (.04)        (.04)
                            -------      -------      -------
Net asset value at
  end of period             $  1.00      $  1.00      $  1.00
                            =======      =======      =======
Total return (%)**             2.84         4.05         3.51
Net assets at end of
  period (000)              $30,448      $25,393      $13,409
Ratio of expenses to
  average net assets (%)       .375(b)      .375(b)      .375(a)(b)
Ratio of net investment
  income to average net
  assets (%)                   2.81(b)      3.89(b)      5.27(a)(b)



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Trust may quote the Fund's yield in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Yield results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a
seven-day period (which period will be stated in the advertisement).   This
income is then annualized, that is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
     The effective yield is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
     Further information concerning the Fund's yield is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.



                USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.   THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make
individual stock or bond selections.   The investor also enjoys conveniences,
such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities.
The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to diversify internationally.
He or she could do this by adding positions in the Emerging Markets, Gold, International, or World Growth Funds to holdings in domestic funds. This would give the investor exposure to the opportunities of investment in many foreign countries and to currency changes. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is to provide investors maximum current income while maintaining the highest degree of safety and liquidity.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies and restrictions is provided in the SAI.

INVESTMENT POLICIES AND
TECHNIQUES
The Manager will pursue the objective by investing the Fund's assets exclusively in securities with maturities of 397 days or less that are backed by the full faith and credit of the U.S. Government and repurchase agreements collateralized by such securities. The Fund will under normal circumstances invest at least 65% of its total assets in U.S. Treasury bills, notes, and bonds and repurchase agreements collateralized by such obligations. Up to 35% of the Fund's total assets may be invested in other obligations backed by the full faith and credit of the U.S. Government, including securities issued by the General Services Administration, Government National Mortgage Association, Rural Electrification Administration, Small Business Administration, Federal Financing Bank and repurchase agreements collateralized by such obligations.
     Consistent with regulatory requirements, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.
     Under federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state personal income taxes. Many states that tax personal income permit mutual funds to pass-through this tax exemption to shareholders. It is anticipated that a portion of the dividends paid to shareholders of the Fund residing in these states will qualify for this exemption from state taxation.

Repurchase Agreements - The Fund may invest in repurchase agreements which are exclusively collateralized by obligations backed by the full faith and credit of the U.S. Government. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

When-Issued Securities - The Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the
securities may fluctuate between purchase and settlement.   Such securities
can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Liquidity - The Fund may not invest more than 10% of the value of its net assets in securities which are illiquid or not readily marketable.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund will not purchase any security if immediately after the purchase 25% or more of the value of its total assets will be invested in securities of issuers principally engaged in a particular industry (except that such limitation does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
     Act)) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Trust with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day. Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.

Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50 - (Except transfers from brokerage accounts)

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50 - (Except transfers from brokerage accounts)


How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Treasury Money Market Trust
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases
                   can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.


                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Trust may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Trust normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *  Send a signed fax to 1-800-292-8177, or send a telegraph to
                  USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.


Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company (SSB) and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail of facsimile.

CHECKWRITING   *    Checks can be issued for your Treasury Money Market
                    Trust account.

     To establish your checkwriting privilege (CWP), complete the signature card which accompanies the application form or Shareholder Services Guide, or request and complete the signature card separately. A one-time $5 checkwriting fee is charged to each account by the Transfer Agent for the establishment of the privilege. There is no charge for the use of checks nor for subsequent reorders. This privilege is subject to SSB's rules and regulations governing checking accounts. Checks must be written for an amount of at least $250. Checks written for less than $250 will be returned. Checkwriting may not be used to close an account because the value of the account changes daily as dividends are accrued.
     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. Checks will be returned if there are insufficient shares to cover the amount of the check. Presently, there is a $15 processing fee assessed against an account for any redemption check not honored by a clearing or paying agent. A check paid during the month will be returned to the shareholder by separate mail. Checkwriting fees are subject to change at any time. The Trust, the Transfer Agent and SSB each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders. See the SAI for further information.
     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. A $10 charge will be made for each stop payment requested by a shareholder.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Trustees may cause the redemption of an account with less than $900, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

TRUST RIGHTS
The Trust reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Trust;
(2) limit or discontinue the offering of shares of any portfolio of the Trust without notice to the shareholders;
(3) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                                EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.


                              OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.


* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.


* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation for purchases or redemptions by check and exchanges. If your account had activity other than reinvested dividends, such as wire purchases or redemptions or purchases under the InveStart (registered trademark), InvesTronic (registered trademark), Direct Purchase Service, Automatic Purchase Plan or Directed Dividends investment plans, you will receive a monthly statement that will reflect quarter-to-date account activity.
      At the end of each quarter you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Trust intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Trust.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Securities are stated at amortized cost which approximates market value.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income is accrued daily and is paid on the last business day of each month. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All shares purchased shall begin accruing dividends on the day following the effective date of the purchase and shall receive dividends through the effective date of redemption.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - The Fund will report annually to its shareholders the federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year.


                     MANAGEMENT OF THE TRUST

The business affairs of the Trust are subject to the supervision of the Board of Trustees.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $30.4 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Trust and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Trust, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Trustees.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees are computed at one-eighth of one percent (.125%) of ANA. For the fiscal year ended May 31, 1996, the fees paid to the Manager, net of the reimbursement, were .097% of ANA.

OPERATING EXPENSES
For the fiscal year ended May 31, 1996, the Manager limited total operating expenses to .375% of the Fund's ANA. The Manager reimbursed the Fund $21,001 for expenses in excess of the limitation. The Manager has voluntarily agreed to continue to limit the Fund's annual expenses until October 1, 1997, to
 .375% of its ANA and will reimburse the Fund for all expenses in excess of the limitation.

PORTFOLIO MANAGER
The following individual is primarily responsible for managing the Fund.

Pamela K. Bledsoe, Executive Director of Money Market Funds since June 1995, has managed the Fund since May 1996. Ms. Bledsoe has eight years investment management experience and has worked for IMCO for five years where she has held various positions in Fixed Income Investments. Ms. Bledsoe earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.


                      DESCRIPTION OF SHARES

MASTER TRUST AGREEMENT
The Trust is an open-end management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement) dated June 2, 1995, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate portfolios, without par value. Eleven such portfolios have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Master Trust Agreement, the Trustees are authorized to create new portfolios in addition to those already existing without shareholder approval.
     Under the Master Trust Agreement, no annual or regular meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Trustees may fill vacancies on the Board or appoint new Trustees provided that immediately after such action at least two-thirds of the Trustees have been elected by shareholders. Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required. Shareholders holding an aggregate of at least 10% of the outstanding shares of the Trust may request a meeting of shareholders at any time for the purpose of voting to remove one or more of the Trustees, and the Trust will assist shareholders in communicating with other shareholders in connection with such a meeting.
     Under Massachusetts law, shareholders of any portfolio could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
Thus, the possibility of a shareholder incurring financial loss on account of shareholder liability is remote.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.





       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777





[LOGO OF         USAA                           STATEMENT OF
USAA EAGLE       INVESTMENT                     ADDITIONAL INFORMATION
APPEARS HERE]    TRUST                          October 1, 1996

-----------------------------------------------------------------------------


                      USAA INVESTMENT TRUST


USAA INVESTMENT TRUST (the Trust) is a registered investment company offering shares of eleven no-load mutual funds which are described in this Statement of Additional Information (SAI): the Income Strategy Fund, Growth and Tax Strategy Fund, Balanced Strategy Fund, Cornerstone Strategy Fund, Growth Strategy Fund, Emerging Markets Fund, Gold Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (collectively, the Funds). Each Fund is classified as a diversified investment company and has its own investment objective designed to meet different investment goals.

You may obtain a free copy of a Prospectus for each Fund dated October 1, 1996, by writing to USAA Investment Trust, 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in each Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with each Fund's Prospectus.


-------------------------------------------------------------------------------



                         TABLE OF CONTENTS



      PAGE
          2     Valuation of Securities
          3     Additional Information Regarding Redemption of Shares
          4     Investment Plans
          5     Investment Policies
          8     Special Risk Considerations
          8     Investment Restrictions
         13     Portfolio Transactions
         15     Further Description of Shares
         16     Tax Considerations
         17     Trustees and Officers of the Trust
         20     The Trust's Manager
         22     General Information
         22     Calculation of Performance Data
         24     Appendix A - Tax-Exempt Securities and Their Ratings
         27     Appendix B - Comparison of Portfolio Performance
         30     Appendix C - Dollar-Cost Averaging




                     VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The value of securities of the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds and the GNMA Trust is determined by one or more of the following methods:

(1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

(2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

(3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

(4) Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

(5) Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Trustees.

Securities trading in foreign markets may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. The calculation of a Fund's NAV therefore may not take place contemporaneously with the determination of the prices of securities held by a Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV, unless the Manager determines that the particular event would materially affect NAV. In such a case, the Fund's Manager, under the supervision of the Board of Trustees, will use all relevant available information to determine a fair value for the affected portfolio securities.

         The value of the Treasury Money Market Trust's securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Trust would receive upon the sale of the instrument.

         The valuation of the Treasury Money Market Trust's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

         The Board of Trustees has established procedures designed to stabilize the Treasury Money Market Trust's price per share, as computed for the purpose of sales and redemptions, at $1.00. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1.00 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a NAV per share by using available market quotations.

      ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of a shareholder's investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

         The Board of Trustees may cause the redemption of an account with a balance of less than $900, provided that (1) the value of such account has been reduced below the minimum initial investment required in such Fund at the time of the establishment of the account to less than $900 entirely for reasons other than market action, (2) the account has remained below the minimum initial investment for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees. Prompt payment will be made by mail to the last known address of the shareholder.

         The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust's shareholders.

         For the mutual protection of the investor and the Funds, a guarantee of signature may be required by the Trust. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

Redemption By Check

Shareholders in the Treasury Money Market Trust may request that checks be issued for their accounts. A one-time $5 checkwriting fee is charged to each account by USAA Shareholder Account Services (Transfer Agent) for the use of the privilege. Checks must be written in the amount of at least $250.

         Checks issued to shareholders of the Treasury Money Market Trust will be sent only to the person in whose name the account is registered and only to the address of record. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. Dividends will continue to be earned by the shareholder until the shares are redeemed by the presentation of a check.

         When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of a check. If an investor's account is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of the account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

         After clearance, checks paid during the month will be returned to the shareholder by separate mail. The checkwriting privilege will be subject to the customary rules and regulations of State Street Bank and Trust
Company (State Street Bank or the Custodian) governing checking accounts. Other than the initial one-time fee, there is no charge to the shareholder for the use of the checks or for subsequent reorders of checks.

         The Trust reserves the right to assess a processing fee against a shareholder's account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $15 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

         The Trust, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

                         INVESTMENT PLANS

The following investment plans are made available by the Trust to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

Automatic Purchase of Shares



InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, an income-producing investment, or an account with a participating financial institution.

Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

         Participation in these automatic purchase plans will permit a shareholder to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

Systematic Withdrawal Plan

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a NAV of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, shareholders may choose to have withdrawals electronically deposited at their bank or other financial institution. They may also elect to have checks mailed to a designated address.

         Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. The shareholder may terminate participation in the plan at any time. There is no charge to the shareholder for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. Any additional expenses of administering the plan will be borne by the Manager.

         Withdrawals will be made by redeeming full and fractional shares on the date selected by the shareholder at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of a shareholder's investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, shareholders should not expect withdrawals to be offset by rising income or share value gains.

         Each redemption of shares may result in a gain or loss, which must be reported on the shareholder's income tax return. Therefore, a shareholder should keep an accurate record of any gain or loss on each withdrawal.

Tax-Deferred Retirement Plans (not available in the Growth and Tax Strategy
Fund)

Federal taxes on current income may be deferred if an investor qualifies for certain types of retirement programs. For the convenience of the investor, the following plans are made available by the Manager: IRA (including SEP/IRA) and 403(b)(7) accounts. The minimum initial investment in each of these plans is $250 or minimum $100 with a minimum $50 monthly electronic investment. Subsequent investments of $50 or more per account may be made at any time. Investments may be made in one or any combination of the portfolios described in the Prospectus of each Fund of USAA Investment Trust and USAA Mutual Fund, Inc.

         Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Rd., San Antonio, TX 78288. State Street Bank serves as Custodian of these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

         An administrative fee of $20 is deducted from the proceeds of a distribution closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between the investor and the Custodian, for further services requested of the Custodian.

         Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. Detailed information about the plans may be obtained from the Manager.

                       INVESTMENT POLICIES

The section captioned INVESTMENT OBJECTIVE AND POLICIES in each Fund's Prospectus describes the fundamental investment objective and the investment policies applicable to each Fund and the following is provided as additional information.

Section 4(2) Commercial Paper and Rule 144A Securities

The Income Strategy, Balanced Strategy and Growth Strategy Funds may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of
Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

         Each Fund, except the GNMA Trust and the Treasury Money Market Trust, may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the Securities Act of 1933 for resales of certain securities to institutional investors.

Municipal Lease Obligations

The Income Strategy, Balanced Strategy, Growth Strategy and Growth and Tax Strategy Funds may invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

         Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.

Liquidity Determinations

The Board of Trustees has established guidelines pursuant to which Municipal Lease Obligations, Section 4(2) Commercial Paper and Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with the Funds' investment restriction applicable to investments in illiquid securities. In determining the liquidity of Municipal Lease Obligations, Section 4(2) Commercial Paper and Rule 144A Securities, the Manager will consider the following factors, among others, established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers,
(3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Restricted Put Bonds, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

         Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A securities for purposes of the liquidity guidelines established by the Board of Trustees and will not be considered "restricted securities" for purposes of a Fund's investment restriction.

Calculation of Maturity for Fixed Income Securities

A fixed income security's maturity is typically determined on a stated final maturity basis, although there are some exceptions to the rule.

         If the issuer of the security has committed to take advantage of a maturity shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will be called, refunded, or redeemed will be considered to be its maturity date. Maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average lives of these securities will be shorter than their stated final maturities. A security will be treated as having a maturity earlier than its stated maturity date if the security has technical features, such as a put or demand feature which, in the judgement of the Manager, will result in the security being valued in the market as though it has the earlier maturity.

Lending of Securities

Each Fund may lend its securities. A lending policy may be authorized by the Trust's Board of Trustees and implemented by the Manager, but securities may be loaned only to qualified broker-dealers or institutional investors that agree to maintain cash collateral with the Trust equal at all times to at least 100% of the value of the loaned securities. The Trustees will establish procedures and monitor the creditworthiness of any institution or broker-dealer during such times as any loan is outstanding. The Trust will continue to receive interest on the loaned securities and will invest the cash collateral in short-term obligations of the U.S. Government or of its agencies or instrumentalities or in repurchase agreements, thereby earning additional interest.

         No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Trust may terminate such loans at any time.

Forward Currency Contracts

Each Fund, except the Growth and Tax Strategy, GNMA and Treasury Money Market Trusts, may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

         The Funds may enter into forward currency contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into such a contract, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of a Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. A Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

         The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Funds to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Funds are obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Funds are obligated to deliver. The Funds are not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

         Although the Funds value their assets each business day in terms of U.S. dollars, they do not intend to convert their foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

When-Issued Securities

Each Fund may invest in new issues of debt securities offered on a when-issued basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

         Debt securities purchased on a when-issued basis are subject to changes in value in the same way that other debt securities held in the Funds' portfolios are; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund.

         On the settlement date of the when-issued securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued securities themselves (which may have a value greater or less than the Trust's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

Investments in Real Estate Investment Trusts (REITs)

Because the Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, and World Growth Funds may invest a portion of their assets in REITs, the Funds may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

Put and Call Options, Financial Futures Contracts, Options on Financial Futures Contracts

Although the GNMA Trust, Income Strategy, Balanced Strategy, Growth Strategy, and Emerging Funds are permitted to purchase and sell these contracts or options, the Funds have no current intention of doing so in the coming year and will not engage in such transactions without first notifying shareholders and supplying further information in each Fund's Prospectus.

                   SPECIAL RISK CONSIDERATIONS

Currency Exchange Rate Fluctuations

The Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds' assets may be invested in securities of foreign issuers. Any such investments will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Funds' investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Funds.

Unpredictable Political, Economic and Social Conditions

For the Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds, investing in securities of foreign issuers presents certain other risks not present in domestic investments, including different accounting, reporting, and disclosure requirements for foreign issuers, possible political or social instability, including policies of foreign governments which may affect their respective equity markets, and foreign taxation requirements including withholding taxes.

                     INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for and are applicable to each Fund as stated. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of that Fund's outstanding voting securities. The investment restrictions of one Fund may thus be changed without affecting those of any other Fund.

         Under the restrictions, each of the Growth and Tax Strategy, Cornerstone Strategy, Gold, International, and World Growth Funds may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940
         Act)) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (5) Purchase securities on margin or sell securities short, except that it may obtain such short-term credits as are necessary for the clearance of securities transactions.

 (6) Invest in put, call, straddle, or spread options or interests in oil, gas or other mineral exploration or development programs, except that it may purchase securities of issuers whose principal business activities fall within such areas in accordance with its investment objectives and policies.

 (7) Invest more than 2% of the market value of its total assets in marketable warrants to purchase common stock. Warrants initially attached to securities and acquired by a Fund upon original issuance thereof shall be deemed to be without value.

 (8) Purchase or sell real estate or partnership interests therein, except that the Cornerstone Strategy Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein.

 (9)     Purchase or sell commodities or commodity contracts.

(10) Purchase securities of other open-end investment companies, except a Fund may invest up to 10% of the market value of its total assets in such securities through purchases in the open market involving only customary broker's commissions or in connection with a merger, consolidation, reorganization, or acquisition of assets approved by the shareholders.

(11) Invest more than 5% of the market value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

(12) Change the nature of its business so as to cease to be an investment company.

(13) Issue senior securities as defined in the 1940 Act, except as permitted by Section 18(f)(2) and rules thereunder.

         For purposes of restriction 8 above, interests in publicly traded Real Estate Investment Trusts (REITs) are not deemed to be real estate or partnership interests therein.

Each of the GNMA and Treasury Money Market Trusts may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the 1940 Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (5) Change the nature of its business so as to cease to be an investment company.

 (6) Issue senior securities as defined in the 1940 Act, except as permitted by Section 18(f)(2) and rules thereunder.

 (7) Purchase or sell real estate, commodities or commodity contracts, except that the GNMA Trust may invest in financial futures contracts and options thereon.

 (8) Purchase any security if immediately after the purchase 25% or more of the value of its total assets will be invested in securities of issuers principally engaged in a particular industry (except that such limitation does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

The Emerging Markets Fund may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except that it may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), nor will it purchase securities when its borrowings exceed 5% of its total assets.

 (3) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government or its corporate instrumentalities.

 (4)     Issue senior securities, except as permitted under the 1940 Act.

 (5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

Each of the Income Strategy, Balanced Strategy, and Growth Strategy Funds may not:

 (1) With respect to 75% of its total assets, purchase the securities of any issuer (except U.S. Government Securities, as such term is defined in the 1940 Act) if, as a result, it would own more than 10% of the outstanding voting securities of such issuer or it would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (2) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (3) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

 (4)     Issue senior securities, except as permitted under the 1940 Act.

 (5) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

With respect to each Fund's concentration policies as described above and in its Prospectus, the Manager uses industry classifications for industries based on categories established by Standard & Poor's Corporation (S&P) for the Standard & Poor's 500 Composite Index, with certain modifications. Because the Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries are included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing bonds or higher education revenue bonds. In addition, the Cornerstone Strategy Fund may not concentrate investments in any one industry, although it may invest up to 25% of the value of its total assets in one industry; the Basic Value Stocks, Foreign Stocks, and U.S. Government Securities investment categories are not considered industries for this purpose.

Additional Restrictions

The following restrictions are not considered to be fundamental policies of the Funds. Nevertheless, the Trust and each Fund will comply with them as long as they are required by any state where the Funds' shares are offered for sale. These additional restrictions may be changed by the Board of Trustees of the Trust without notice to or approval by the shareholders.

         Under the additional restrictions, each of the Growth and Tax Strategy, Cornerstone Strategy, Gold, International, and World Growth Funds may not:

 (1) Invest more than 5% of the market value of its total assets in securities of any issuer which, together with its predecessors, has a record of less than three years' continuous operation.

 (2) Purchase or retain the securities of any issuer if any officer of the Manager or officer or Trustee of the Trust own individually more than 1/2 of 1% of the outstanding securities of such issuer, and together beneficially own more than 5% of such outstanding securities.

 (3) Pledge, mortgage, or hypothecate its assets to any extent greater than 10% of the market value of its total assets.

 (4) Invest more than 15% of the market value of its total assets in securities which are illiquid or not readily marketable (including repurchase agreements maturing in more than seven days).

 (5) Invest in issuers for the purpose of exercising control or management, except in connection with a merger, consolidation, acquisition, or reorganization.

 (6) Participate on a joint or joint and several basis in any trading account in securities.

 (7) Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

Each of the GNMA and Treasury Money Market Trusts may not:

 (1) Purchase securities on margin or sell securities short, except that it may obtain such short-term credits as are necessary for the clearance of securities transactions.

 (2) Invest in put, call, straddle, or spread options or interests in oil, gas or other mineral exploration or development programs, except that the GNMA Trust may write covered call and put options and purchase call and put options.

 (3) Invest more than 2% of the market value of its total assets in marketable warrants to purchase common stock. Warrants initially attached to securities and acquired by a Trust upon original issuance thereof shall be deemed to be without value.

 (4) Purchase securities of other open-end investment companies, except a Trust may invest up to 10% of the market value of its total assets in such securities through purchases in the open market involving only customary broker's commissions or in connection with a merger, consolidation, reorganization, or acquisition of assets approved by the shareholders.

 (5) Invest more than 5% of the market value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

 (6) Purchase or retain the securities of any issuer if any officer of the Manager or officer or Trustee of the Trust own individually more than 1/2 of 1% of the outstanding securities of such issuer, and together beneficially own more than 5% of such outstanding securities.

 (7) Pledge, mortgage or hypothecate its assets to any extent greater than 10% of the market value of its total assets. A security covered by a call is not considered pledged.

 (8) Invest more than 15% (10% with respect to the Treasury Money Market Trust) of the market value of its net assets in securities which are illiquid or not readily marketable (including repurchase agreements maturing in more than seven days).

 (9) Invest in issuers for the purpose of exercising control or management, except in connection with a merger, consolidation, acquisition, or reorganization.

(10) Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

The Emerging Markets Fund may not:

 (1) Pledge, mortgage or hypothecate its assets to any extent greater than 33 1/3% of the value of its total assets.


 (2) Purchase or retain securities of any issuer if any officer or Trustee of the Trust or its Manager owns individually more than one-half of one percent ( 1/2%) of the securities of that issuer, and collectively the officers and Trustees of the Trust and Manager together own more than 5% of the securities of that issuer.

 (3) Invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements maturing in more than seven days).

 (4) Purchase securities on margin or sell securities short except that it may obtain short-term credits necessary for the clearance of securities transactions and make short sales against the box; for purposes of the restriction the deposit or repayment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund.

 (5) Purchase securities of other investment companies except to the extent permitted by applicable law.

 (6) Purchase or sell puts, calls, straddles or spreads or any combination thereof, except to the extent permitted by applicable law.

 (7) Purchase interests in oil, gas, or other mineral exploration or development programs, except that it may purchase securities of issuers whose principal business activities fall within such areas.

 (8) Purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges (for this purpose, warrants attached to securities will be deemed to have no value).

 (9) Invest more than 5% of the value of its assets in securities of companies having a record of less than three years' continuous operations except (a) securities guaranteed or backed by an affiliate of the issuer with three years of continuous operations,
         (b) securities issued or guaranteed as to principal or interest by the U.S. Government, or its agencies or instrumentalities, or a mixed-ownership Government corporation and (c) securities issued by a holding company with at least 50% of its assets invested in companies with three years of continuous operations including predecessors.

(10) Purchase or sell commodities or commodity contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments.

(11) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent investments in securities secured by real estate or interests therein).

(12) Invest more than 15% of its total assets in restricted securities of all types (including not more than 5% of its total assets in restricted securities which are not eligible for resale pursuant to Rule 144A).

(13) Invest, at the time of acquisition, more than 10% of the value of its assets in debt or fixed income securities in default of the timely payment of interest or repayment of principal.

Each of the Balanced Strategy, Growth Strategy, and Income Strategy Funds may not:

 (1) Pledge, mortgage or hypothecate its assets to any extent greater than 33 1/3% of the value of its total assets.

 (2) Purchase or retain securities of any issuer if any officer or Trustee of the Trust or its Manager owns individually more than one-half of one percent ( 1/2%) of the securities of that issuer, and collectively the officers and Trustees of the Trust and Manager together own more than 5% of the securities of that issuer.

 (3) Invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements maturing in more than seven days).

 (4) Purchase securities on margin or sell securities short except that it may obtain short-term credits necessary for the clearance of securities transactions and make short sales against the box; for purposes of the restriction the deposit or repayment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund.

 (5) Purchase securities of other investment companies except to the extent permitted by applicable law.

 (6) Purchase or sell puts, calls, straddles or spreads or any combination thereof, except to the extent permitted by applicable law.

 (7) Purchase interests in oil, gas, or other mineral exploration or development programs, except that it may purchase securities of issuers whose principal business activities fall within such areas.

 (8) Purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges (for this purpose, warrants attached to securities will be deemed to have no value).

 (9) Invest more than 5% of the value of its assets in securities of companies having a record of less than three years' continuous operations except (a) securities guaranteed or backed by an affiliate of the issuer with three years of continuous operations,
         (b) securities issued or guaranteed as to principal or interest by the U.S. Government, or its agencies or instrumentalities, or a mixed-ownership Government corporation and (c) securities issued by a holding company with at least 50% of its assets invested in companies with three years of continuous operations including predecessors.

(10) Purchase or sell commodities or commodity contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments.

(11) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent investments in securities secured by real estate or interests therein).

(12) Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                      PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated September 21, 1990 and subject to the general control of the Trust's Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere.

         In the allocation of brokerage business used to purchase securities for the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds, preference may be given to those broker-dealers who provide research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. In return for such services, a Fund may pay to a broker a higher commission than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager to the Funds and its other clients. The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE TRUST'S MANAGER.

         Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may impact the price and size of the position obtainable for the Trust.

         The Trust pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

Brokerage Commission

During the last three fiscal years, the Funds paid the following brokerage fees:

           FUND                         1994*          1995           1996
           ----                         -----          ----           ----
         Income Strategy**                -              -         $    3,434
         Growth and Tax Strategy    $   39,132     $   30,774      $   58,596
         Balanced Strategy**              -              -         $   16,908
         Cornerstone Strategy       $1,109,515     $1,278,398      $1,560,138
         Growth Strategy**                -              -         $  104,911
         Emerging Markets                 -        $  140,877 ***  $  394,696
         Gold                       $  300,325     $  299,874      $  224,458
         International              $  497,303     $1,422,707      $1,551,078
         World Growth               $  301,922     $  599,043      $  709,486

During the last three fiscal years, the Funds paid the following brokerage fees to USAA Brokerage Services, a discount brokerage service of the Manager:

           FUND                         1994*          1995           1996
           ----                         -----          ----           ----
         Income Strategy**                -              -         $      216
         Growth and Tax Strategy          -        $    1,400      $      400
         Balanced Strategy**              -              -         $      632
         Cornerstone Strategy             -        $    2,120      $    4,000
         Growth Strategy**                -              -         $      556
         Emerging Markets                 -              -         $     -
         Gold                             -              -               -
         International                    -              -               -
         World Growth               $    9,848     $    7,576      $      928
---------------------
          *    For the eight-month period ended May 31, 1994.
         **    For the nine-month period ended May 31, 1996.
        ***    For the seven-month period ended May 31, 1995.
       ****    These amounts are 6.29%, .68%, 3.74%, .26%, .53%, and
               .13%, respectively, of brokerage fees paid by  each Fund.

For the year ended May 31, 1996, 4.34%, 1.16%, 5.28%, 1.03%, .88%, and .40%,
of the aggregate dollar amounts of transactions involving the payment of commissions by the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, and World Growth Funds, respectively, were effected through USAA Brokerage Services.

         The Manager directed a portion of the Funds' brokerage transactions to certain broker-dealers that provided the Manager with research, statistical and other information. Such transactions amounted to $1,726,750, $30,068,686, $7,730,091, $35,264,431, $77,423, $1,743,610 and $24,352,126, and the related brokerage commissions were $2,462, $33,696, $11,006, $51,316, $135, $3,430 and
$31,643 for the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Emerging Markets, International and World Growth Funds, respectively, for the year ended May 31, 1996.

Portfolio Turnover Rates

The rate of portfolio turnover in any of the Funds (other than the Treasury Money Market Trust) will not be a limiting factor when the Manager deems changes in a Fund's portfolio appropriate in view of its investment objective. Although no Fund (other than the Growth and Tax Strategy Fund) will purchase or sell securities solely to achieve short-term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective. The Growth and Tax Strategy Fund may engage in riskless principal and similar transactions for the purchase and sale of tax-exempt debt securities. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. The Growth and Tax Strategy Fund may experience a portfolio turnover rate in excess of 100%. It is not anticipated however, that the portfolio turnover rates of the Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds or the GNMA Trust will exceed 100%.

         The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

For the last two fiscal years, the Funds' portfolio turnover rates were as follows:

           FUND                       1995            1996
           ----                       ----            ----
         Income Strategy               -              78.60**
         Growth and Tax Strategy1   265.52%          202.55
         Balanced Strategy             -              26.53**
         Cornerstone Strategy        33.17%           36.15
         Growth Strategy               -              40.21**
         Emerging Markets            34.87%*          87.98
         Gold                        34.76%           16.48
         International               64.30%           70.01
         World Growth                58.88%           60.97
         GNMA Trust                  93.78%          127.77***
--------------------
          *    For the seven-month period ended May 31, 1995.
         **    For the nine-month period ended May 31, 1996.
        ***    The turnover rate was higher because the assets
               in the portfolio were repositioned in response to changing market conditions.
          1    The Fund may simultaneously purchase and sell the same
               securities. These transactions can be high in volume and dissimilar to other trade activity within the Fund. If these transactions were excluded from the calculation, the portfolio turnover rate would be as follows:

                                                    YEAR ENDED     YEAR ENDED
                                                   MAY 31, 1995   MAY 31, 1996
                                                   ------------   ------------
         Portfolio turnover(%)                         131.28          61.98
         Purchases and sales of this type
           are as follows:
              Purchases (000)                        $234,367       $192,239
              Sales (000)                            $234,669       $192,490

                  FURTHER DESCRIPTION OF SHARES

The Trust is authorized to issue shares of beneficial interest in separate portfolios. Eleven such portfolios have been established which are described in this SAI. Under the First Amended and Restated Master Trust Agreement (Master Trust Agreement), dated June 2, 1995, as amended, the Board of Trustees is authorized to create new portfolios in addition to those already existing without the approval of the shareholders of the Trust. The Cornerstone Strategy and Gold Funds were established May 9, 1984 by the Board of Trustees and commenced public offering of their shares on August 15, 1984. The International Fund, established on November 4, 1987, commenced public offering of its shares on July 11, 1988. The Growth and Tax Strategy Fund was established on November 3, 1988, and commenced public offering of its shares on January 11, 1989. On November 7, 1990, the Board of Trustees established the GNMA Trust and Treasury Money Market Trust and commenced public offering of their shares on February 1, 1991. The World Growth Fund was established on July 21, 1992, and commenced public offering of its shares on October 1, 1992. The Emerging Markets Fund was established on September 7, 1994 and commenced public offering of its shares on November 7, 1994. The Income Strategy, Balanced Strategy, and Growth Strategy Funds were established on June 2, 1995 and commenced public offering of their shares on September 1, 1995.

         The assets of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to each Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Trustees. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

         Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. On any matter submitted to the shareholders, the holder of any share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. For example, the Advisory Agreement must be approved separately by each Fund and only becomes effective with respect to a Fund when a majority of the outstanding voting securities of that Fund approves it. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. For example, a proposed change in the investment objectives of a particular Fund would require the affirmative vote of a majority of the outstanding voting securities of only that Fund.

         Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

         When issued, each Fund's shares are fully paid and nonassessable by the Trust, have no preemptive or subscription rights, and are fully transferable. There are no conversion rights.

                        TAX CONSIDERATIONS
Taxation of the Funds

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

         To qualify as a regulated investment company, a Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test); (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities, and certain options, futures contracts, forward contracts, and foreign currencies held for less than three months (the 30% test); and (3) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year. In the case of the Growth and Tax Strategy Fund, in order to be entitled to pay exempt-interest dividends to shareholders, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations the interest of which is exempt from federal income tax. The Growth and Tax Strategy Fund intends to satisfy this requirement.

         The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of excise tax.

         The Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds' ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies, as well as certain other investments.

         If the Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, or World Growth Funds invest in an entity that is classified as a "passive foreign investment company" (PFIC) for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

Taxation of the Shareholders

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss, except as noted below.

         In the case of the Growth and Tax Strategy Fund, if a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of such exempt-interest dividend. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from the Growth and Tax Strategy Fund are includible in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

         The Growth and Tax Strategy Fund may invest in private activity bonds. Interest on certain private activity bonds issued after August 7, 1986, is an item of tax preference for purposes of the Federal Alternative Minimum Tax (AMT), although the interest continues to be excludable from gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to AMT and the amount of any tax to be paid.

         Opinions relating to the validity of the tax-exempt securities purchased for the Growth and Tax Strategy Fund and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Fund's counsel makes any review of the basis of such opinions.

         The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are a resident, but generally are subject to tax on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from a Fund in their own states and localities.

                TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of seven Trustees. Set forth below are the Trustees and officers of the Trust, and their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Rd., San Antonio, TX 78288.

M. Staser Holcomb 1, 2
Trustee and Chairman of the Board of Trustees
Age: 64

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/96-present); Executive Vice President, Chief Information Officer, United Services Automobile Association (USAA) (2/94-12/95); and Executive Vice President, Chief Financial Officer, USAA and President, Director and Vice Chairman of the Board of Directors, USAA Capital Corporation (9/91-1/94). Mr. Holcomb also will serve as a Trustee and Chairman of the Board of Trustees of USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

Michael J. C. Roth 1, 2
Trustee, President and Vice Chairman of the Board of Trustees
Age: 55

Chief Executive Officer, IMCO (10/93-present); President, Director and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth currently serves as President, Trustee and Vice Chairman of the Board of Trustees of USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Trustee and Vice President
Age: 61

Senior Vice President, Investments, IMCO (10/85-present); Director, BHC Financial, Inc. and BHC Securities, Inc. (1/87-present). Mr. Saunders currently serves as a Trustee and Vice President of USAA State Tax-Free Trust, as a Director of IMCO, Director and Vice President of USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc., as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

George E. Brown 3, 4, 5
5829 Northgap Drive
San Antonio, TX  78239
Trustee
Age: 78

Retired. Mr. Brown currently serves as a Trustee of USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc. and USAA Tax Exempt Fund, Inc.

Howard L. Freeman, Jr. 2, 3, 4, 5
2710 Hopeton
San Antonio, TX  78230
Trustee
Age: 61

Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr. Freeman currently serves as a Trustee of USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc. and USAA Tax Exempt Fund, Inc.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Trustee
Age: 53

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker currently serves as a Trustee of USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc. and USAA Tax Exempt Fund, Inc.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Trustee
Age: 51

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins
Stationer (8/91-12/95).   Mrs. Dreeben currently serves as a Trustee of USAA
State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc. and USAA Tax Exempt Fund, Inc.

Michael D. Wagner 1
Secretary
Age: 48

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and currently serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services; Secretary, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.; and as Vice President, Corporate Counsel, for various other USAA subsidiaries and affiliates.

Alex M. Ciccone 1
Assistant Secretary
Age: 46

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); Vice President, Compliance, IMCO (12/91-5/94); Vice President, Compliance, Fund Management Co. (10/89-11/91); and Vice President, Compliance, AIM Distributors, Inc. (4/82-11/91). Mr. Ciccone currently serves as Assistant Secretary of USAA State Tax-Free Trust, USAA Mutual Fund, Inc. and USAA Tax Exempt Fund, Inc.

Sherron A. Kirk 1
Treasurer
Age: 51

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92-10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92). Mrs. Kirk currently serves as Treasurer of USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.

Dean R. Pantzar 1
Assistant Treasurer
Age: 37

Executive Director, Mutual Fund Accounting, IMCO (10/95-present); Director, Mutual Fund Accounting, IMCO (12/94-10/95); Senior Manager, KPMG Peat Marwick LLP (7/88-12/94). Mr. Pantzar currently serves as Assistant Treasurer of USAA Mutual Fund, Inc., USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.
-------------
1 Indicates those Trustees and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
2        Member of Executive Committee
3        Member of Audit Committee
4        Member of Pricing and Investment Committee
5        Member of Corporate Governance Committee

         Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Trustees reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees.

         In addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager:
Harry W. Miller, Senior Vice President, Investments (Equity); Carl W. Shirley, Senior Vice President, Insurance Company Portfolios; and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Trustees, officers and managerial level employees of the Trust or its Manager.

         The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended May 31, 1996.

 Name                             Aggregate     Total Compensation
  of                             Compensation    from the USAA
Trustee                         from the Trust  Family of Funds (c)
--------                       ---------------  -------------------
C. Dale Briscoe*                    $3,470            $13,400
George E. Brown (a)                  6,647             25,400
Barbara B. Dreeben                   6,647             25,400
Howard L. Freeman, Jr.               6,647             25,400
M. Staser Holcomb*                   None(b)           None(b)
Michael J.C. Roth                    None(b)           None(b)
John W. Saunders, Jr.                None(b)           None(b)
Richard A. Zucker                    6,647             25,400
----------------

*        Effective January 1, 1996, M. Staser Holcomb replaced Hansford T.
         Johnson as Trustee and Chairman of the Board of Trustees and C. Dale Briscoe retired from the Board of Trustees.

(a) The USAA Family of Funds has accrued deferred compensation for Mr. Brown in an amount (plus earnings thereon) of $21,302. The compensation was deferred by Mr. Brown pursuant to a non-qualified Deferred Compensation Plan, under which deferred amounts accumulate interest quarterly based on the annualized U.S. Treasury Bill rate in effect on the last day of the quarter. Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the USAA Funds until paid. The Deferred Compensation Plan was terminated in 1988 and no compensation has been deferred by any Trustee/Director of the USAA Family of Funds since the Plan was terminated.

(b) M. Staser Holcomb, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Trust's investment adviser, IMCO, and, accordingly, receive no remuneration from the Trust or any other Fund of the USAA Family of Funds.

(c) At May 31, 1996, the USAA Family of Funds consisted of 4 registered investment companies offering 33 individual funds. Each Trustee presently serves as a Trustee or Director of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of five funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

         All of the above Trustees are also Trustees/Directors of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Trustee/Director who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of June 30, 1996, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

         As of June 30, 1996, USAA and its affiliates owned 502,387 shares (40.7%) of the Income Strategy Fund, 500,000 shares (26.1%) of the Balanced Strategy Fund, 358,538 shares (5.3%) of the Growth Strategy Fund, 6,322,933 shares (27.4%) of the International Fund, 1,284,506 shares (7.6%) of the World Growth Fund, 368,700 shares (1.2%) of the GNMA Trust and no shares of the Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Emerging Markets Fund, Gold Fund, and Treasury Money Market Trust.

         The Trust knows of no other persons who, as of June 30, 1996, held of record or owned beneficially 5% or more of the voting stock of any Fund's shares.

                       THE TRUST'S MANAGER

As described in each Fund's Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing the services under the Advisory Agreement. The Manager, organized in May 1970, has served as investment adviser and underwriter for USAA Investment Trust from its inception.

         In addition to managing the Trust's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $30.4 billion, of which approximately $17.8 billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment, and accounting services (in addition to those provided by the Custodian) for the Trust. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, each Fund has agreed to pay the Manager a fee computed as described under MANAGEMENT OF THE TRUST in its Prospectus. Management fees are computed and accrued daily and are payable monthly.

         Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any), brokerage commissions on portfolio transactions, expenses of issuance and redemption of shares, charges of transfer agents, custodians and dividend disbursing agents, costs of preparing and distributing proxy material, costs of printing and engraving stock certificates, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Trustees who are not interested (not affiliated) persons of the Manager, costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders, and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI and reports to prospective shareholders.

         The Advisory Agreement will remain in effect until June 30, 1997 for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

         Under the terms of the Advisory Agreement, the Manager is required to reimburse each Fund in the event that the total annual expenses, inclusive of the management fees, but exclusive of the interest, taxes, brokerage fees, excess custodian costs attributable to investments in foreign securities, and extraordinary items, incurred by that Fund exceeds any applicable state expense limitation. At the current time, the most restrictive expense limitation is 2.5% of the first $30,000,000 of average net assets (ANA), 2% of the next $70,000,000 ANA, and 1.5% of the remaining ANA.

         From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to continue to limit the annual expenses of the Treasury Money Market Trust to .375% and the Income Strategy and Balanced Strategy Funds to 1.00% and 1.25%, respectively, of its ANA until October 1, 1997, and will reimburse the Funds for all expenses in excess of such limitation. After October 1, 1997, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

For the last three fiscal years, management fees were as follows:

      FUND                           1994*          1995             1996
      ----                        ----------     ----------       ----------
    Income Strategy                    -              -           $   34,662***
    Growth and Tax Strategy       $  422,542     $  646,528       $  728,915
    Balanced Strategy                  -              -           $   66,393***
    Cornerstone Strategy          $3,858,194     $6,268,976       $7,072,915
    Growth Strategy                    -              -           $  219,751***
    Emerging Markets                   -         $   80,503**     $  308,963
    Gold                          $  863,578     $1,224,603       $1,170,207
    International                 $  723,783     $2,171,329       $2,730,374
    World Growth                  $  539,899     $1,310,951       $1,708,489
    GNMA Trust                    $  229,184     $  318,921       $  361,221
    Treasury Money Market Trust   $   26,970     $   59,980       $   94,427

As a result of the Funds' actual expenses exceeding an expense limitation, the Manager did not receive fees to which it would have been entitled as follows:

      FUND                           1994*          1995             1996
      ----                        ----------     ----------       ----------
    Income Strategy                    -              -           $   34,662***
    Balanced Strategy                  -              -           $   66,393***
    Emerging Markets                   -         $    8,091**           -
    Treasury Money Market Trust   $   26,970     $   54,428       $   21,001
-------------
           *  For the eight-month period ended May 31, 1994.
          **  For the seven-month period ended May 31, 1995.
         ***  For the nine-month period ended May 31, 1996.

Underwriter

The Trust has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

Transfer Agent

The Transfer Agent performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee ranging from $23.50 to $26.00 per account. This fee is subject to change at any time.

         The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, the Funds pay all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust.

                       GENERAL INFORMATION

Custodian

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Trust's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Trust's investments. In addition, assets of the Income Strategy, Balanced Strategy, Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds may be held by certain foreign banks and foreign securities depositories as agents of the Custodian in accordance with the rules and regulations established by the SEC.

Counsel

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Trust in connection with the shares offered by the Prospectus.

Independent Auditors

KPMG Peat Marwick LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Trust's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

Financial Statements

The financial statements for each of the Funds of USAA Investment Trust and the Independent Auditors' Reports thereon for the fiscal year ended May 31, 1996, are included in the Annual Reports to Shareholders of that date and are incorporated herein by reference. The Manager will deliver a copy of the Fund's Annual Report free of charge with each SAI requested.

                 CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under PERFORMANCE INFORMATION in its Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

Yield - Treasury Money Market Trust

When the Treasury Money Market Trust quotes a "current annualized" yield, it is based on a specified recent seven-calendar-day period. It is computed by
(1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period return by 52.14 (365divided by7). The resulting yield figure is carried to the nearest hundredth of one percent.

         The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Trust's average account size.

         The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Trust's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

         Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

       Yield For 7-day Period ended 5/31/96 . . . . . 4.85%
  Effective Yield For 7-day Period ended 5/31/96 . . . . . 4.97%

Yield - Income Strategy Fund, Growth and Tax Strategy Fund and GNMA Trust

These Funds may advertise performance in terms of 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD   = 2((((a - b) / (cd) + 1) ^6) - 1


Where:   a  =   dividends and interest earned during the period expenses
         b  =   accrued for the period (net of reimbursement)
         c  =   the average daily number of shares outstanding during
                the period that were entitled to receive dividends
         d  =   the maximum offering price per share on the last day of
                the period

The 30-day yields for the period ended May 31, 1996 for the Income Strategy Fund, Growth and Tax Strategy Fund and GNMA Trust were 5.18%, 3.71% and 6.70%, respectively.

Tax Equivalent Yield

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax equivalent yield" means converting a tax-exempt yield to a pretax equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. Because the Growth and Tax Strategy Fund invests a significant percentage of its assets in tax-exempt securities, it may advertise performance in terms of a 30-day tax equivalent yield.

         To calculate a tax equivalent yield, an investor must know his federal marginal income tax rate. The tax equivalent yield for the Growth and Tax Strategy Fund is then computed by dividing that portion of the yield which is tax-exempt by the complement of the federal marginal tax rate and adding the product to that portion of the yield which is taxable. The complement, for example, of a federal marginal tax rate of 36.0% is 64.0%, that is (1.00-0.36=0.64).

     Tax Equivalent Yield = (% Tax Exempt Income x 30-day Yield/ (1-Federal
              Marginal Tax Rate)) + (% Taxable Income x 30-day Yield)

         Based on a federal marginal tax rate of 36.0%, the tax equivalent yield for the Growth and Tax Strategy Fund for the period ended May 31, 1996, was 5.1%.

Total Return

The Funds may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1 + T)^n = ERV

     Where:    P  =  a hypothetical initial payment of $1,000
               T  =  average annual total return
               n  =  number of years
             ERV  =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

                                   Average Annual Total Returns
                                     For Periods Ended 5/31/96

                                1          5         10          From
  Fund                        year       years      years     Inception*
  ----                        -----      -----      -----     ----------
Income Strategy                -          -          -          3.23%
Growth and Tax Strategy      14.61%      9.68%       -          9.78%
Balanced Strategy              -          -          -          6.37%
Cornerstone Strategy         17.79%     11.83%     11.84%        -
Growth Strategy                -          -          -         27.76%
Emerging Markets             16.93%       -          -          8.73%
Gold                         23.66%     11.93%      7.80%        -
International                19.71%     13.13%       -         10.58%
World Growth                 22.43%       -          -         14.19%
GNMA Trust                    3.65%      7.31%       -          7.24%

  * Data from inception is shown for Funds that are less than ten years old. Income Strategy, Balanced Strategy, and Growth Strategy Funds commenced operations on September 1, 1995. Growth and Tax Strategy Fund commenced operations on January 11, 1989. Emerging Markets Fund commenced operations on November 7, 1994. International Fund commenced operations on July 11, 1988. World Growth Fund commenced operations on October 1, 1992. GNMA Trust commenced operations on February 1, 1991.

       APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair, or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

         The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Discount Notes.

         The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Investors Service, Inc. (Fitch), and Duff & Phelps Inc. represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

Ratings

Excerpts from Moody's Bond (Tax-Exempt Securities) Ratings:

Aaa      Bonds which are rated Aaa are judged to be of the best quality.
         They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Note: Those bonds in the Aa, A, and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, and Baa1.

A description of ratings Ba and below assigned to debt obligations by Moody's is included in Appendix A of the Emerging Markets Fund Prospectus.

Excerpts of Moody's Ratings of Short-Term Loans (State and Tax-Exempt Notes):

Moody's ratings for state and tax-exempt notes and other short-term obligations are designated Moody's Investment Grade (MIG). Symbols used will be as follows:

MIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Excerpts of Moody's Rating of Commercial Paper:

Prime-1 Issuers have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      *  Leading market positions in well-established industries.
      *  High rates of return on funds employed.
      *  Conservative capitalization structure with moderate
           reliance on debt and ample asset protection.
      *  Broad margins in earnings coverage of fixed financial
           charges and high internal cash generation.
      * Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Excerpts from S&P's Bond Ratings:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A description of ratings BB and below assigned to debt obligations by S&P is included in Appendix A of the Emerging Markets Fund Prospectus.

Excerpts of S&P's Ratings of Tax-Exempt Notes:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Excerpts of S&P's Rating of Commercial Paper:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Excerpts of Fitch's Ratings of Bonds:

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A        Bonds considered to be investment grade and of high credit quality.
         The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

Plus (+) and Minus (-): Plus and Minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Excerpts of Fitch's Ratings to Commercial Paper, Certificates of Deposit, and Tax-Exempt Notes:

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

Excerpts from Duff & Phelps Long-Term Rating Scale:

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic
AA       conditions.
AA-
A+       Protection factors are average but adequate.  However, risk factors
A        are variable and greater in periods of economic stress.
A-

BBB+ Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic
BBB      cycles.
BBB-

Excerpts from Duff & Phelps Commercial Paper Rating Scale:

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

         Fund performance may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include the following:

AAII Journal, a monthly association magazine for members of the American Association of Individual Investors.

Arizona Republic, a newspaper which may cover financial and investment news.

Austin American-Statesman, a newspaper which may cover financial news.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

Chicago Tribune, a newspaper which may cover financial news.

Consumer Reports, a monthly magazine which from time to time reports on companies in the mutual fund industry.

Dallas Morning News, a newspaper which may cover financial news.

Denver Post, a newspaper which may quote financial news.

Financial Services Week, a weekly newspaper which covers financial news.

Financial Planning, a monthly magazine that periodically features companies in the mutual fund industry.

Financial World, a monthly magazine which may periodically review mutual fund companies.

Forbes, a national business publication that periodically reports the performance of companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Fund Action, a mutual fund news report.

Houston Chronicle, a newspaper which may cover financial news.

Houston Post, a newspaper which may cover financial news.

IBC/Donoghue's Moneyletter, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

Income and Safety, a monthly newsletter that rates mutual funds.

InvesTech, a bimonthly investment newsletter.

Investment Advisor, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

Investment Company Institute, the national association of the American investment company industry.

Investor's Business Daily, a newspaper which covers financial news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Fixed Income Fund Performance Analysis, a monthly publication of industry-wide mutual fund performance averages by type of fund.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly and quarterly publication of industry-wide mutual fund performance averages by type of fund.

Los Angeles Times, a newspaper which may cover financial news.

Louis Rukeyser's Wall Street, a publication for investors.

Medical Economics, a monthly magazine providing information to the medical profession.

Money, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

Morningstar 5 Star Investor, a monthly newsletter which covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service which tracks open-end mutual funds).

Mutual Fund Forecaster, a monthly newsletter that ranks mutual funds.

Mutual Fund Investing, a newsletter covering mutual funds.

Mutual Fund Performance Report, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

Mutual Funds Magazine, a monthly publication reporting on mutual fund investing.

Mutual Fund Source Book, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

Mutual Fund Values, a biweekly guidebook to mutual funds, produced by Morningstar, Inc.

Newsweek, a national business weekly.

New York Times, a newspaper which may cover financial news.

No Load Fund Investor, a newsletter covering companies in the mutual fund industry.

Personal Investor, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

San Antonio Business Journal, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

San Antonio Express-News, a newspaper which may cover financial news.

San Francisco Chronicle, a newspaper which may cover financial news.

Smart Money, a monthly magazine featuring news and articles on investing and mutual funds.

USA Today, a newspaper which may cover financial news.

U.S. News and World Report, a national business weekly that periodically reports on mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which covers financial news.

Washington Post, a newspaper which may cover financial news.

Weisenberger Mutual Funds Investment Report, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

World Monitor, The Christian Science Monitor Monthly.

Worth, a magazine which covers financial and investment subjects including mutual funds.

Your Money, a monthly magazine directed toward the novice investor.

         In addition, the Cornerstone Strategy, Growth Strategy, Emerging Markets, Gold, International, and World Growth Funds may be cited for performance information and articles in International Reports, a publication providing insights on world financial markets and economics.

         The GNMA and Treasury Money Market Trusts may be cited in:

The Bond Buyer, a daily newspaper which covers bond market news.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Taxable 100% U.S. Treasury Money Fund Average."

IBC's Money Market Insight, a monthly money market industry analysis prepared by IBC USA, Inc.

         In addition to the sources above, performance of our Funds may also be tracked by Lipper Analytical Services, Inc. and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. The Cornerstone Strategy Fund will be compared to funds in Lipper's global flexible portfolio fund category, the Gold Fund to funds in Lipper's gold oriented fund category, the International Fund to Lipper's international fund category, the Growth and Tax Strategy Fund and the Balanced Strategy Fund to Lipper's and Morningstar's balanced fund categories, the Growth Strategy Fund to Lipper's flexible portfolio fund category and to Morningstar's asset allocation fund category, the Income Strategy Fund to Lipper's general bond funds category and to Morningstar's asset allocation fund category, the World Growth Fund to Lipper's global fund category, the Treasury Money Market Trust to Lipper's short-term U.S. Government funds category, the GNMA Trust to Lipper's GNMA funds category, and the Emerging Markets Fund to Lipper's emerging markets fund category. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

         For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

 - Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in The Bond Buyer.

 - Consumer Price Index, a measure of U.S. inflation in prices on consumer goods.

 - Financial Times Gold Mines Index, an index that includes gold mining companies if they: a) have sustainable, attributable gold production of at least 300,000 ounces a year; b) draw at least 75% of revenue from mined gold sales; and c) have at least 10% of their capital available to the investing public.

 -   Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

 - IFC Investable Index (IFCI) and IFC Global Index (IFCG), premier benchmarks for international investors. Both index series cover 25 discrete markets, regional indexes, and a composite index, providing the most accurate representation of the emerging markets universe available.

 -   Lehman Brothers Inc. GNMA 30 Year Index.

 - Lehman Brothers Municipal Bond Index, a total return performance benchmark for the long-term investment grade tax-exempt bond market.

 -   London Gold, a traditional index that prices London gold.

 - London Gold PM Fix Price, the evening gold prices as set by London dealers.

 - Morgan Stanley Capital Index (MSCI) - EAFE, an unmanaged index which reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

 - Morgan Stanley Capital Index (MSCI) - World, an unmanaged index which reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

 - NAREIT Equity Index (National Association of Real Estate Investment Trusts, Inc.), a broad based listing of all tax-qualified REITs (only common shares issued by the REIT) listed on the NYSE, American Stock Exchange and NASDAQ.

 - Philadelphia Gold/Silver Index (XAU), an index representing nine holdings in the gold and silver sector.

 - S&P 500 Index, a broadbased composite unmanaged index that represents the average performance of a group of 500 widely held, publicly traded stocks.

 - Shearson Lehman Hutton Bond Indices - indices of fixed-rate debt issues rated investment grade or higher which can be found in the Bond Market Report.

         Other sources for total return and other performance data which may be used by a Fund or by those publications listed previously are Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.



                APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

         This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

         While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

         As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.



                                 HOW DOLLAR-COST AVERAGING WORKS

                              $100 Invested Regularly for 5 Periods

                                          Market Trend
                  -------------------------------------------------------------

                        Down                       Up               Mixed
                  -------------------     ----------------   ------------------
                  Share       Shares     Share     Shares    Share     Shares
   Investment     Price     Purchased    Price   Purchased   Price    Purchased
                  -------------------    -----------------   ------------------
     $100          10          10          6       16.67      10         10
      100           9          11.1        7       14.29       9         11.1
      100           8          12.5        7       14.29       8         12.5
      100           8          12.5        9       11.1        9         11.1
      100           6          16.67      10       10         10         10
     ----          --          -----      --       -----      --         ----
     $500       ***41          62.77   ***39       66.35   ***46         54.7
                   *Avg. Cost: $7.97  *Avg. Cost:  $7.54   *Avg. Cost:   $9.14
                               -----               -----                 -----
                 **Avg. Price: $8.20 **Avg. Price: $7.80  **Avg.Price:   $9.20
                               -----               -----                 -----

      * Average Cost is the total amount invested divided by shares purchased. ** Average Price is the sum of the prices paid divided by number of purchases.
    ***  Cumulative total of share prices used to compute average prices.



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